JANUARY 31, 2001



[Graphic of the Mountain Omitted]

For
Your
Life`s
Journey.

Annual Report to Shareholders
January 31, 2001

[Achievement Logo Omitted]

[Achievement Logo Omitted]

TABLE OF CONTENTS
Letter to Shareholders .............................       1
Independent Auditors' Report .......................       2
Financial Statements ...............................       3
Notes to Financial Statements ......................      30
Shareholder Voting Results .........................      37
Notice to Shareholders .............................      38

The
Achievement
Funds [Logo omitted]

JANUARY 31, 2001

Annual Report

STOCK AND BALANCED FUNDS
The Achievement Equity Fund
The Achievement Balanced Fund

BOND FUNDS
The Achievement Intermediate Term Bond Fund
The Achievement Short Term Bond Fund
The Achievement Idaho Municipal Bond Fund
The Achievement Municipal Bond Fund

Letter to Shareholders

[Photo of Frederick A. Moreton, Jr. and John L Rudisill Omitted]

FREDERICK A. MORETON, JR.      JOHN L. RUDISILL
CHAIRMAN                       MANAGER

WE ARE WRITING TO YOU IN CONNECTION WITH THIS, THE FINAL ANNUAL REPORT OF THE ACHIEVEMENT FUNDS, AND TO REPORT TO YOU THE SUCCESSFUL COMPLETION OF THE REORGANIZATION OF THE ACHIEVEMENT FUNDS WITH AND INTO THE WELLS FARGO FUNDS GROUP. THE REORGANIZATION WAS COMPLETED ON FEBRUARY 26, 2001 WITH THE TAX-FREE EXCHANGE OF ACHIEVEMENT FUND ASSETS AND LIABILITIES FOR WELLS FARGO FUND SHARES.

AS NEW WELLS FARGO FUND SHAREHOLDERS, WE URGE YOU TO DIRECT ANY QUESTIONS YOU MAY HAVE TO THEIR SHAREHOLDER SERVICES PERSONNEL BY CALLING 1 (800) 222-8222 OR BY CONTACTING YOUR FINANCIAL ADVISOR.

ON BEHALF OF THE BOARD OF TRUSTEES AND THE OFFICERS OF THE ACHIEVEMENT FUNDS, WE THANK YOU FOR YOUR SUPPORT AND WISH YOU THE VERY BEST IN ACHIEVING YOUR LONGER-TERM INVESTMENT GOALS.

                                              /s/signature omitted


                                              FREDERICK A. MORETON, JR.
                                              CHAIRMAN OF THE BOARD OF TRUSTEES
                                              The Achievement Funds Trust


                                              /s/signature omitted

                                              JOHN L. RUDISILL
                                              SENIOR VICE PRESIDENT AND MANAGER
                                              Mutual Fund Center
                                              First Security Corporation


MARCH 12, 2001

Independent Auditors' Report
To the Shareholders and Board of Trustees of The Achievement Funds Trust:

We have audited the accompanying statements of net assets of The Achievement Funds Trust (the "Trust"), including the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund, the Short Term Bond Fund, the Idaho Municipal Bond Fund, and the Municipal Bond Fund as of January 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001 by correspondence with the Trust's custodians and brokers, and where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the funds constituting The Achievement Funds Trust as of January 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

On February 8, 2001, the shareholders of the Trust approved an agreement and plan of reorganization. See Note 8 -- Subsequent Event -- Agreement and Plan of Reorganization.

Deloitte & Touche LLP
New York, New York
March 9, 2001

JANUARY 31, 2001                                           THE ACHIEVEMENT FUNDS

Statement of Net Assets

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

Oil-Energy - 4.5%
Telephone & Telecommunications - 7.1%
Retail - 9.2%
Consumer Products 15.7%
Cash Equivalents - 2.6%
Other - 2.0%
Technologies - 24.7%
Financial - 17.2%
Chemical and Drugs - 17.0%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                        SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
   BANKS -- 3.1%
     JP Morgan Chase              132,300      $  7,275
                                               --------

   BIOLOGICAL PRODUCTS -- 2.7%
     Amgen*                        88,200         6,202
                                               --------

   COMPUTER SOFTWARE -- 7.3%
     Microsoft*                   132,300         8,079
     Oracle*                      308,800         8,994
                                               --------
                                                 17,073
                                               --------

   COMPUTERS & SERVICES -- 9.9%
     Cisco Systems*               176,500         6,608
     Hewlett-Packard               88,200         3,240
     International Business Machines 70,600       7,907
     Sun Microsystems*            176,500         5,394
                                               --------
                                                 23,149
                                               --------

   DIVERSIFIED MANUFACTURING -- 8.7%
     General Electric             264,700        12,176
     Tyco International Ltd.      132,300         8,150
                                               --------
                                                 20,326
                                               --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
   DRUGS -- 12.8%
     Abbott Laboratories           76,800      $  3,445
     Merck                         79,400         6,525
     Pfizer                       150,000         6,772
     Pharmacia                    115,600         6,476
     Schering-Plough              132,300         6,668
                                               --------
                                                 29,886
                                               --------

   FINANCIAL SERVICES -- 10.9%
     American Express              92,600         4,361
     Capital One Financial        110,000         6,932
     Citigroup                    117,633         6,584
     Morgan Stanley Dean Witter    88,200         7,475
                                               --------
                                                 25,352
                                               --------

   FOOD, BEVERAGE & TOBACCO -- 2.0%
     PepsiCo                      105,900         4,667
                                               --------

   INSURANCE -- 3.2%
     American International Group  88,200         7,499
                                               --------

   MEDICAL PRODUCTS & SERVICES -- 1.6%
     Johnson & Johnson             39,700         3,697
                                               --------

   MULTIMEDIA -- 7.0%
     AOL Time Warner*             110,300         5,797
     McGraw-Hill                   88,200         5,632
     Viacom, Cl B*                 88,200         4,869
                                               --------
                                                 16,298
                                               --------

   PETROLEUM REFINING -- 4.5%
     Exxon Mobil                   70,000         5,891
     Texaco                        75,000         4,605
                                               --------
                                                 10,496
                                               --------

   RETAIL -- 9.2%
     Home Depot                   150,000         7,230
     Target                       176,500         6,703
     Wal-Mart Stores              132,300         7,515
                                               --------
                                                 21,448
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Equity Fund (concluded)
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                        SHARES      VALUE (000)
-------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS -- 7.4%
     Analog Devices*               79,400      $  4,970
     Intel                        176,400         6,527
     JDS Uniphase*                105,900         5,805
                                               --------
                                                 17,302
                                               --------

   TELEPHONES & TELECOMMUNICATIONS-- 7.1%
     Nortel Networks              141,200         5,398
     Qwest Communications
       International*             132,300         5,572
     Worldcom*                    264,700         5,708
                                               --------
                                                 16,678
                                               --------
TOTAL COMMON STOCKS
   (Cost $175,530)                              227,348
                                               --------

CASH EQUIVALENTS -- 2.6%
     SEI Daily Income Trust,
       Money Market Fund          484,148           484
     SEI Daily Income Trust,
       Prime Obligation Fund    5,501,063         5,501
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $5,985)                                  5,985
                                               --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $181,515)                              233,333
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%            13
                                               --------

--------------------------------------------------------------------------------

                                              VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 13,736,114 outstanding shares
   of beneficial interest                      $163,158
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par
   value) based on 650,665 outstanding
   shares of beneficial interest                  9,851
Portfolio Shares of Retail Class B
  (unlimited authorization -- no par
   value) based on 139,528 outstanding
   shares of beneficial interest                  2,418
Accumulated net investment loss                     (10)
Accumulated net realized gain on investments      6,111
Net unrealized appreciation on investments       51,818
                                               --------
TOTAL NET ASSETS -- 100.0%                     $233,346
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $16.07
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A             $15.96
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($15.96 / 95.5%)               $16.71
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B             $15.58
                                               ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001                                           THE ACHIEVEMENT FUNDS
Statement of Net Assets

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

Other - 7.3%
Corporate Securities - 10.9%
U.S. Treasury Obligations - 11.8%
Cash Equivalents - 4.9%
Common Stocks - 65.1%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.8%
     U.S. Treasury Notes
       7.875%, 08/15/01            $2,000      $  2,032
       7.875%, 11/15/04             2,000         2,203
       7.500%, 05/15/02             2,000         2,069
       7.250%, 05/15/04             2,000         2,144
       6.625%, 05/15/07             2,000         2,167
       5.500%, 03/31/03             2,000         2,032
       5.500%, 02/15/08             2,000         2,047
       4.750%, 11/15/08             2,000         1,953
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $15,916)                                16,647
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.3%
     Federal Home Loan Bank
       7.250%, 05/15/03             2,000         2,092
       6.250%, 08/13/04             1,500         1,543
     Federal Home Loan Mortgage Corporation
       7.625%, 09/09/09               500           515
       6.450%, 04/29/09             1,500         1,491
     Federal National Mortgage Association
       7.125%, 02/15/05             1,500         1,592
       6.500%, 08/15/04             1,500         1,555
       6.000%, 05/15/08             1,500         1,525
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $9,982)                                 10,313
                                               --------


--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.6%
   BANKS -- 4.0%
     Banc One
       7.250%, 08/01/02            $1,000      $  1,025
     Bank of America, MTN
       7.125%, 05/12/05             1,500         1,551
     Chase Manhattan
       6.500%, 01/15/09             1,500         1,493
     First Union
       7.500%, 07/15/06             1,500         1,558
                                               --------
                                                  5,627
                                               --------

   FINANCE -- 0.7%
     Safeco
       6.875%, 07/15/07             1,000           975
                                               --------

   FOOD, BEVERAGE & TOBACCO -- 1.1%
     Philip Morris
       7.250%, 09/15/01             1,500         1,509
                                               --------

   INSURANCE -- 0.7%
     Aetna Services
       7.125%, 08/15/06             1,000         1,036
                                               --------

   RETAIL -- 1.0%
     Albertson's
       6.950%, 08/01/09             1,500         1,468
                                               --------

   TELEPHONES & TELECOMMUNICATIONS -- 1.0%
     Lucent Technologies
       7.250%, 07/15/06             1,500         1,461
                                               --------

   TRANSPORTATION -- 1.1%
     USFreightways
       8.500%, 04/15/10             1,500         1,564
                                               --------
TOTAL CORPORATE BONDS
   (Cost $13,536)                                13,640
                                               --------

YANKEE BONDS -- 1.2%
     Walt Disney
       5.125%, 12/15/03             1,755         1,731
                                               --------
TOTAL YANKEE BONDS
   (Cost $1,741)                                  1,731
                                               --------
                                                                    (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Balanced Fund (concluded)
-------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                         SHARES   VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 64.8%
   BANKS -- 1.7%
     JP Morgan Chase               43,700      $  2,403
                                               --------

   BIOLOGICAL PRODUCTS -- 1.5%
     Amgen*                        31,300         2,201
                                               --------

   COMPUTER SOFTWARE -- 4.9%
     Microsoft*                    50,800         3,102
     Oracle*                      131,100         3,818
                                               --------
                                                  6,920
                                               --------

   COMPUTERS & SERVICES -- 6.1%
     Cisco Systems*                72,800         2,725
     Hewlett-Packard               29,100         1,069
     International Business
      Machines                     25,500         2,856
     Sun Microsystems*             65,600         2,005
                                               --------
                                                  8,655
                                               --------

   DIVERSIFIED MANUFACTURING -- 5.5%
     General Electric             116,500         5,359
     Tyco International Ltd.       40,100         2,470
                                               --------
                                                  7,829
                                               --------

   DRUGS -- 8.0%
     Abbott Laboratories           25,500         1,144
     Merck                         42,200         3,468
     Pfizer                        43,700         1,973
     Pharmacia                     40,100         2,246
     Schering-Plough               49,500         2,495
                                               --------
                                                 11,326
                                               --------

   ENTERTAINMENT -- 0.8%
     Walt Disney                   35,700         1,087
                                               --------
--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                        SHARES     VALUE (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 8.3%
     American Express              50,300      $  2,369
     Capital One Financial         53,200         3,353
     Citigroup                     51,466         2,881
     Morgan Stanley Dean Witter    36,400         3,085
                                               --------
                                                 11,688
                                               --------

   FOOD, BEVERAGE & TOBACCO -- 1.5%
     PepsiCo                       48,800         2,151
                                               --------

   INSURANCE -- 2.2%
     American International Group  36,400         3,095
                                               --------

   MEDICAL PRODUCTS & SERVICES -- 0.7%
     Johnson & Johnson             10,900         1,015
                                               --------

   MULTIMEDIA -- 4.1%
     AOL Time Warner*              36,400         1,913
     McGraw-Hill                   29,100         1,858
     Viacom, Cl B*                 36,400         2,009
                                               --------
                                                  5,780
                                               --------

   PETROLEUM REFINING -- 4.3%
     Exxon Mobil                   49,283         4,147
     Texaco                        30,600         1,879
                                               --------
                                                  6,026
                                               --------

   RETAIL -- 6.4%
     Home Depot                    54,600         2,632
     Target                        75,800         2,879
     Wal-Mart Stores               61,900         3,516
                                               --------
                                                  9,027
                                               --------

   SEMI-CONDUCTORS/INSTRUMENTS -- 4.7%
     Analog Devices*               32,800         2,053
     Intel                         61,900         2,290
     JDS Uniphase*                 42,200         2,313
                                               --------
                                                  6,656
                                               --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS -- 4.1%
     Nortel Networks               49,500      $  1,892
     Qwest Communications
       International*              36,400         1,533
     Worldcom*                    109,300         2,357
                                               --------
                                                  5,782
                                               --------
TOTAL COMMON STOCKS
   (Cost $71,151)                                91,641
                                               --------

CASH EQUIVALENTS -- 4.8%
     SEI Daily Income Trust,
       Money Market Fund        4,215,570         4,216
     SEI Daily Income Trust,
       Prime Obligation Fund    2,620,310         2,620
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $6,836)                                  6,836
                                               --------
TOTAL INVESTMENTS -- 99.5%
   (Cost $119,162)                              140,808
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%           710
                                               --------
-------------------------------------------------------------------------------

                                               VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 10,645,719 outstanding shares
   of beneficial interest                     $ 114,193
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 236,040 outstanding shares
   of beneficial interest                         2,929
Portfolio Shares of Retail Class B
  (unlimited authorization -- no par value)
   based on 134,191 outstanding shares
   of beneficial interest                         1,981
Distributions in excess of net investment income    (10)
Accumulated net realized gain on investments        779
Net unrealized appreciation on investments       21,646
                                               --------
TOTAL NET ASSETS -- 100.0%                     $141,518
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $12.85
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A             $12.82
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($12.82 / 95.5%)               $13.42
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B             $12.80
                                               ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED
MTN --  MEDIUM TERM NOTE
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets

--------------------------------------------------------------------------------
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

Asset Backed Securities - 2.7%
Cash Equivalents - 6.5%
Corporate Securities - 36.4%
Non-Agency Mortgage-Backed Securities - 1.4%
U.S. Government Obligations - 53.0%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.6%
     U.S. Treasury Bonds
       7.125%, 02/15/23            $2,000      $  2,373
       6.250%, 08/15/23             2,000         2,155
     U.S. Treasury Notes
       7.875%, 08/15/01             1,000         1,016
       7.500%, 11/15/01             1,000         1,021
       7.500%, 02/15/05             1,000         1,094
       7.000%, 07/15/06             2,000         2,189
       6.875%, 05/15/06             1,000         1,088
       6.500%, 03/31/02             2,000         2,039
       6.500%, 08/15/05             2,000         2,128
       6.500%, 10/15/06             5,000         5,365
       6.250%, 08/31/02             4,000         4,092
       6.250%, 02/15/03             1,000         1,029
       6.250%, 02/15/07             3,000         3,189
       6.125%, 12/31/01             6,000         6,072
       6.125%, 08/15/07             3,000         3,174
       5.875%, 02/15/04             3,000         3,089
       5.875%, 11/15/05             1,000         1,040
       5.750%, 08/15/03             1,000         1,024
       5.500%, 05/31/03             3,000         3,048
       5.375%, 06/30/03             2,000         2,030
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $46,969)                                48,255
                                               --------
--------------------------------------------------------------------------------
                                    FACE      MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.9%
     Federal Farm Credit Bank, MTN
       7.310%, 11/05/07            $2,000       $ 2,157
     Federal Home Loan Bank
       7.380%, 08/05/04             1,000         1,065
       7.375%, 02/12/10             3,000         3,316
       6.375%, 08/15/06             1,000         1,041
       6.250%, 08/13/04             1,000         1,029
       6.185%, 05/06/08             3,035         3,119
       5.600%, 10/28/03             1,000           999
       5.450%, 01/12/09             2,000         1,956
     Federal Home Loan Mortgage Corporation
       7.625%, 09/09/09             2,500         2,574
       7.020%, 06/23/09             2,000         2,063
       6.795%, 12/01/03             1,000         1,043
       6.450%, 04/29/09             2,000         1,988
       5.750%, 07/15/03             2,000         2,030
     Federal National Mortgage Association
       6.375%, 06/15/09             1,000         1,038
       5.750%, 04/15/03             1,000         1,014
       4.750%, 11/14/03             2,000         1,979
     Federal National Mortgage Association,
       MTN
       6.760%, 07/16/07             1,000         1,014
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $28,830)                                29,425
                                               --------
CORPORATE BONDS -- 33.5%
   AUTOMOTIVE -- 0.7%
     TRW
       6.450%, 06/15/01             1,000         1,002
                                               --------
   BANKS -- 6.2%
     Bank of America
       7.625%, 04/15/05             1,000         1,042
       7.125%, 05/01/06             2,000         2,060
     Chase Manhattan
       8.125%, 06/15/02             1,000         1,032
       6.375%, 02/15/08             1,000           990
     Citicorp
       7.125%, 06/01/03             1,000         1,029
     First Tennessee Bank
       5.750%, 12/01/08             1,000           914
     First Union
       7.050%, 08/01/05             1,000         1,026
     KeyCorp
       7.250%, 06/01/05             1,000         1,021
                                               --------
                                                  9,114
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            THE ACHIEVEMENT FUND


--------------------------------------------------------------------------------
                                      FACE         MARKET
DESCRIPTION                      AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 1.4%
     CSR America
       6.875%, 07/21/05            $2,000      $  2,012
                                               --------

   ELECTRICAL UTILITIES -- 4.8%
     Consolidated Edison
       6.375%, 04/01/03             1,000         1,010
       6.150%, 07/01/08             1,000           965
     Monogahela Power, MTN
       7.360%, 01/15/10             1,000         1,028
     Exelon
       6.625%, 03/01/03             1,000         1,015
     Public Service Electric & Gas
       6.500%, 05/01/04             1,000         1,008
     Rochester Gas & Electric, MTN
       6.375%, 07/30/03             1,000         1,008
     Scana, MTN
       6.250%, 07/08/03             1,000         1,007
                                               --------
                                                  7,041
                                               --------

   FINANCE -- 6.9%
     Associates of North America, MTN
       7.540%, 04/14/04             1,000         1,046
       6.810%, 08/03/01             1,000         1,009
     Capital One Bank
       7.080%, 10/30/01             1,000         1,011
     CitiFinancial
       6.875%, 05/01/02             1,000         1,019
     Ford Motor Credit
       8.000%, 06/15/02             1,000         1,030
       7.750%, 03/15/05             1,000         1,045
     General Motors Acceptance, MTN
       7.250%, 05/15/03             1,000         1,027
     Household Finance
       7.650%, 05/15/07             1,000         1,057
     JP Morgan
       7.250%, 01/15/02             1,000         1,019
     Lehman Brothers Holdings
       6.125%, 07/15/03             1,000           999
                                               --------
                                                 10,262
                                               --------
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO -- 2.1%
     Diageo PLC
       7.125%, 09/15/04            $1,000      $  1,034
     Nabisco
       6.700%, 06/15/02             1,000         1,000
     Sara Lee, MTN
       7.400%, 03/22/02             1,000         1,021
                                               --------
                                                  3,055
                                               --------
   INSURANCE -- 1.4%
     Aetna
       6.750%, 08/15/01             2,000         2,012
                                               --------

   PETROLEUM PRODUCTS & SERVICES -- 0.7%
     Kerr-McGee
       6.625%, 10/15/07             1,000         1,005
                                               --------

   RAILROADS -- 0.7%
     CSX Transportation
       7.540%, 03/15/03             1,000         1,002
                                               --------

   RENTAL EQUIPMENT -- 1.4%
     Hertz
       7.000%, 07/01/04             2,000         2,023
                                               --------

   RETAIL -- 3.5%
     Sears Roebuck Acceptance
       6.950%, 05/15/02             1,000         1,014
     Sears Roebuck Acceptance, MTN
       6.580%, 11/20/03             1,000         1,013
     Target
       7.500%, 07/15/06             2,000         2,133
     Wal-Mart Stores
       6.500%, 06/01/03             1,000         1,026
                                               --------
                                                  5,186
                                               --------

   TELEPHONES & TELECOMMUNICATIONS -- 4.0%
     AT&T
       6.750%, 04/01/04             1,000         1,009
     GTE California
       5.500%, 01/15/09             1,000           936
     Qwest
       5.625%, 11/15/08             1,000           929
                                                                    (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Intermediate Term Bond Fund (concluded)
-------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
     SBC Communications
       7.000%, 07/15/04            $1,000      $  1,035
     SBC Communications Capital
       5.750%, 09/01/04             1,000           984
     Telstra Ltd. (A)
       6.500%, 07/31/03             1,000         1,010
                                               --------
                                                  5,903
                                               --------
TOTAL CORPORATE BONDS
   (Cost $49,729)                                49,617
                                               --------

YANKEE BONDS -- 2.4%
     Dow Capital
       7.125%, 01/15/03             1,000         1,025
     Walt Disney
       6.750%, 03/30/06             2,000         2,093
     Worldcom
       6.125%, 08/15/01               500           501
                                               --------
TOTAL YANKEE BONDS
   (Cost $3,545)                                  3,619
                                               --------

ASSET-BACKED SECURITIES -- 2.7%
     Champion Home Equity Loan Trust,
       Series 1997-2, Cl A3
       6.770%, 03/25/15             2,000         2,027
     WFS Financial Owner Trust,
       Series 1998-B, Cl A4
       6.050%, 04/20/03             1,944         1,953
                                               --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $3,944)                                  3,980
                                               --------

MORTGAGE-BACKED SECURITIES -- 1.4%
     Federal National Mortgage
     Association,
       Pool # 73889
       6.440%, 05/01/08               971           994
     Federal National Mortgage
     Association,
       Pool # 380298
       6.645%, 02/01/07             1,008         1,039
                                               --------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $1,972)                                  2,033
                                               --------
-------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                         SHARES    VALUE (000)
-------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.5%
     SEI Daily Income Trust
       Money Market Fund        3,693,635       $ 3,694
     SEI Daily Income
     Trust Prime
       Obligation Fund          5,852,406         5,852
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $9,546)                                  9,546
                                               --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $144,535)                              146,475
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%         1,491
                                               --------
NET ASSETS:
Portfolio Shares of Institutional Class
 (unlimited authorization -- no par value)
 based on 14,113,686 outstanding
 shares of beneficial interest                  149,662
Portfolio Shares of Retail Class A
 (unlimited authorization -- no par value)
 based on 91,812 outstanding
 shares of beneficial interest                      932
Accumulated net realized loss on investments     (4,568)
Net unrealized appreciation on investments        1,940
                                               --------
TOTAL NET ASSETS -- 100.0%                     $147,966

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.42
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A             $10.44
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.44 / 96.5%)               $10.82
                                               ========
--------------------------------------------------------------------------------
CL -- CLASS
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS." SUCH INVESTMENTS AMOUNT TO $1,010,000 IN AGGREGATE, WHICH REPRESENTS 0.01% OF THE TOTAL NET ASSETS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

Cash Equivalents - 5.4%
Other - 7.9%
U.S. Government Obligations - 48.9%
Corporate Securities - 37.8%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.3%
     U.S Treasury Bills (A)
       5.743%, 03/29/01            $1,151      $  1,141
       5.721%, 03/15/01             1,000           995
     U.S. Treasury Notes
       6.375%, 09/30/01             1,000         1,010
       6.250%, 01/31/02             1,000         1,014
       6.125%, 12/31/01             1,000         1,012
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $5,192)                                  5,172
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.1%
     Federal Home Loan Bank
       7.250%, 02/28/03             1,000         1,023
       7.250%, 05/13/05             1,000         1,069
       6.080%, 07/08/02             2,000         2,029
       5.435%, 01/29/02             1,000         1,000
     Federal Home Loan Mortgage Corporation
       6.250%, 10/15/02             1,000         1,020
     Federal National Mortgage Association, MTN
       5.410%, 02/04/02             1,000         1,000
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $7,013)                                  7,141
                                               --------

CORPORATE BONDS -- 25.3%
   ELECTRICAL UTILITIES -- 4.0%
     Scottish Power PLC, MTN
       7.250%, 09/09/02             1,000         1,023
                                               --------
-------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   ELECTRONICS -- 4.0%
     Avnet
       8.200%, 10/17/03            $1,000      $  1,013
                                               --------
   FINANCE -- 3.9%
     Bear Stearns
       6.750%, 05/01/01             1,000         1,003
                                               --------
   GAS/NATURAL GAS -- 1.5%
     Northern Illinois Gas
       6.450%, 08/01/01               375           376
                                               --------
   INSURANCE -- 4.0%
     Aetna
       6.750%, 08/15/01             1,000         1,006
                                               --------
   PAPER & PAPER PRODUCTS -- 4.0%
     Mead
       6.600%, 03/01/02             1,000         1,010
                                               --------
   TELEPHONES & TELECOMMUNICATIONS -- 3.9%
     Lucent Technologies
       6.900%, 07/15/01             1,000           996
                                               --------
TOTAL CORPORATE BONDS
   (Cost $6,455)                                  6,427
                                               --------

YANKEE BONDS -- 12.1%
     DaimlerChrysler Holdings
       7.400%, 01/20/05             1,000         1,021
     General Motors Acceptance
       5.500%, 01/14/02             1,000         1,001
     Household Finance
       8.000%, 05/09/05             1,000         1,060
                                               --------
TOTAL YANKEE BONDS
   (Cost $3,012)                                  3,082
                                               --------

COMMERCIAL PAPER -- 7.9%
     Ford Motor
       5.890%, 02/01/01             1,000         1,000
     General Electric
       5.700%, 02/07/01             1,000         1,000
                                               --------
TOTAL COMMERCIAL PAPER
   (Cost $2,000)                                  2,000
                                               --------

                                                                    (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Short Term Bond Fund (concluded)
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                      SHARES         VALUE (000)
-------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.3%
     SEI Daily Income Trust,
       Money Market Fund          432,277      $    432
     SEI Daily Income Trust,
       Prime Obligation Fund      921,893           921
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $1,353)                                  1,353
                                               --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $25,025)                                25,175
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%           269
                                               --------

NET ASSETS:
Portfolio Shares of Institutional Class
 (unlimited authorization -- no par value)
 based on 2,527,427 outstanding shares
 of beneficial interest                          27,767
Portfolio Shares of Retail Class A
 (unlimited authorization -- no par value)
 based on 14,152 outstanding shares
 of beneficial interest                             144
Accumulated net realized loss on investments     (2,617)
Net unrealized appreciation on investments          150
                                               --------
TOTAL NET ASSETS -- 100.0%                     $ 25,444
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.01
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                    $9.98
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.98 / 98.5%)                $10.13
                                               ========

--------------------------------------------------------------------------------
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
(A) RATE SHOWN IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.


--------------------------------------------------------------------------------
IDAHO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

Cash Equivalent - 2.2%
Tax Allocation - 3.2%
Other - 5.5%
General Obligations - 39.1%
Revenue Bonds - 50.0%

% of Total Portfolio Investments

-------------------------------------------------------------------------------
                                    FACE          MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.7%
   IDAHO -- 89.0%
     Ada & Canyon Counties,
      Joint School
      District # 2 GO
      5.500%, 07/30/15             $1,075       $ 1,156
     Ammon, Urban Renewal Agency,
       Series B, Pre-refunded
       @ 100, TA, LOC (A)
       6.000%, 08/01/06               115           124
     Bingham County, School
       District # 055 GO, MBIA
       5.650%, 08/01/15               560           582
     Blackfoot, Wastewater Treatment
       Plant Facilities Project
       COP, AMBAC
       5.800%, 09/01/18               135           145
       5.850%, 09/01/19               115           124
     Boise Airport COP, Package
       Facility Project,
       Series A, AMBAC
       5.400%, 08/01/11               500           520
     Boise State University
       RB, FSA
       5.000%, 04/01/23             1,000           978
     Boise State University RB,
       Student Union &
       Housing System
       Project, MBIA
       5.250%, 04/01/17               160           162
     Boise, Independent
       School District GO
       5.500%, 07/30/16             1,000         1,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


-------------------------------------------------------------------------------
                                    FACE          MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Boise, Urban Renewal RB,
       Ada County Courts, AMBAC
       5.900%, 08/15/29            $  500        $  532
     Boise, Urban Renewal, Tax
       Increment Capital
       City Development Project,
       TA, FSA
       5.100%, 09/01/14               365           377
       5.150%, 09/01/15               385           397
     Bonneville & Bingham, School
       District # 93 GO,
       Series A, FGIC
       5.750%, 07/30/07               500           539
     Bonneville GO, FSA
       5.500%, 08/01/16               590           608
     Canyon, School District
       # 132 GO, FSA
       5.450%, 07/30/14               470           486
       5.450%, 07/30/15               500           516
       5.400%, 07/30/12               400           416
     Cassia & Twin Falls,
       Joint School
       District # 151 GO, FGIC
       5.375%, 08/01/16             1,000         1,026
     Elks, Health Facility
       Authority RB,
       Rehabilitation
       Hospital Project
       5.000%, 07/15/08               250           229
       5.125%, 07/15/13               500           428
       5.450%, 07/15/23               715           630
     Fremont & Madison,
       School District
       # 215 GO, FSA
       5.600%, 08/01/14               125           129
       5.600%, 08/01/15               765           788
     Gooding & Lincoln, Joint
       School District # 231 GO,
       FSA, Pre-refunded @ 100
       (A)
       6.250%, 02/01/04               130           139
     Idaho State Building
       Authority RB,
       Series A, MBIA
       5.000%, 09/01/21             1,150         1,133
     Idaho State Building
       Authority RB,
       Series C, MBIA
       5.600%, 09/01/05               100           104
     Idaho State Health Facility
       Authority RB, Bannock
       Regional Medical Project
       5.250%, 05/01/14               250           228
     Idaho State Health Facility
       Authority RB, Holy Cross
       Health Systems, MBIA
       5.250%, 12/01/14               500           518

-------------------------------------------------------------------------------
                                 FACE          MARKET
DESCRIPTION                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Idaho State Health Facility
       Authority RB, IHC Hospital
       Project, ETM
       6.650%, 02/15/21            $  150        $  179
     Idaho State Health Facility
       Authority RB, Magic Valley
       Regional Medical
       Center, AMBAC
       5.625%, 12/01/13               200           209
     Idaho State Health Facility
       Authority RB, St. Alphonsus
       Regional Medical Center Project,
       Pre-refunded @102 (A)
       6.100%, 12/01/02               100           106
     Idaho State Housing & Finance
       Authority RB, Single Family
       Mortgage, Series H-2, FHA, AMT
       6.150%, 01/01/28               950           971
     Idaho State Housing & Finance
       Authority RB, Single Family
       Mortgage, Series
       I-2, FHA AMT
       5.200%, 07/01/20               480           473
     Idaho State University RB,
       Student Facility Fee, MBIA
       4.900%, 04/01/17               275           274
     Idaho State University RB,
       Student Facility Fee,
       Recreation Center
       Project, FSA
       6.500%, 04/01/15               865           995
     Idaho State Water Resource
       Board RB, Pooled
       Loan Program, Series A
       6.200%, 05/01/20               500           511
     Jefferson, School
       District # 253
       GO, MBIA
       5.500%, 08/01/15               240           250
     Jerome, Lincoln &
       Gooding GO,
       School District
       # 2, FSA
       5.000%, 07/31/12               290           294
     Kootenai, School
       District #273
       GO, AMBAC
       5.000%, 07/30/17               170           171
     Lewis-Clark State
       College, College
       Facilities RB, MBIA
       5.200%, 04/01/17               250           254
     Madison GO, FSA
       5.400%, 08/01/15               420           432

                                                                    (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Idaho Municipal Bond Fund (concluded)
-------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Madison, Memorial Hospital
       Board COP, Asset Guaranty
       5.000%, 12/01/18            $  250       $   241
     McCall, Water RB, Parity
       Lien, FSA
       5.750%, 03/01/07               215           233
       5.850%, 03/01/16               500           532
     Meridian, Free Library
       District GO, FSA
       5.000%, 08/01/15               290           294
     Nez Perce, Pollution
       Control RB,
       Potlatch Corporation
       Project
       6.000%, 10/01/24             1,000           968
     Oneida, School District
       # 351
       GO, MBIA
       5.000%, 07/31/15               375           379
     Payette, School District
       # 372
       GO, AMBAC
       6.250%, 07/30/10               365           425
     Payette, School District
       # 372 GO,
       Asset Guaranty,
       Pre-refunded
       @ 100 (A)
       6.750%, 07/31/03               100           107
     Southern Idaho Regional
       Solid Waste
       Project, COP, LOC
       5.450%, 11/01/13               500           513
     Teton, School District
       # 401 GO, FSA
       5.500%, 08/01/10               400           426
     Twin Falls, School District
       # 413 GO, Cl A, AMBAC
       5.250%, 07/30/13               400           410
       5.250%, 07/30/14               420           428
     University of Idaho, Student
       Fee RB, FSA
       5.850%, 04/01/11               200           215
     University of Idaho,
       Student Fee RB,
       Kibbie & Enroll Project,
       Series D, FSA
       6.000%, 04/01/26               500           539
     University of Idaho,
       Student Fee RB,
       University Commons
       Project, MBIA
       5.650%, 04/01/22               500           521
                                               --------
                                                 25,395
                                               --------
--------------------------------------------------------------------------------
                                 SHARES/FACE     MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   PUERTO RICO -- 7.7%
     Puerto Rico Commonwealth
       Highway & Transportation
       Authority Highway RB,
       Series Y, FSA
       6.250%, 07/01/14            $  500       $   589
     Puerto Rico Commonwealth
       Highway & Transportation
       Authority Highway RB,
       Series Y, MBIA
       5.500%, 07/01/26               250           258
     Puerto Rico Commonwealth
       Highway & Transportation
       Authority Highway RB,
       Series Z, FSA
       6.250%, 07/01/16               735           869
     Puerto Rico Commonwealth
       Highway & Transportation
       Authority Highway RB,
       Series Z, MBIA
       6.250%, 07/01/13               400           471
                                               --------
                                                  2,187
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $27,165)                                27,582
                                               --------

CASH EQUIVALENT -- 2.2%
     SEI Tax-Exempt Trust,
     Institutional
       Tax-Free Fund              618,944           619
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $619)                                      619
                                               --------
TOTAL INVESTMENTS -- 98.9%
   (Cost $27,784)                                28,201
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%           331
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------

DESCRIPTION                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 1,886,106 outstanding shares
   of beneficial interest                       $19,351
Portfolio Shares of Retail Class A
  (unlimited authorization -- no par value)
   based on 688,676 outstanding shares
   of beneficial interest                         7,364
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 125,902 outstanding shares
   of beneficial interest 1,413
Distributions in excess of net investment
   income                                           (29)
Accumulated net realized gain on investments         16
Net unrealized appreciation on investments          417
                                               --------
TOTAL NET ASSETS -- 100.0%                      $28,532

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.56
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                   $10.58
                                               ========
MAXIMUM OFFERING PRICE PER SHARE
  -- RETAIL CLASS A ($10.58 / 96%)               $11.02
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B             $10.59
                                               ========
--------------------------------------------------------------------------------
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TA -- TAX ALLOCATION


--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

Cash Equivalent - 1.2%
General Obligations - 7.1%
Revenue Bonds - 91.7%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.2%
   ALABAMA -- 0.1%
     Alabama State Housing Finance
       Authority RB, Collateral Home
       Mortgage Project, Series B,
       AMT,GNMA/FNMA/FHLMC
       6.100%, 10/01/20             $  95       $    97
                                               --------
   ALASKA -- 6.9%
     Alaska State Housing
       Finance RB,
       General Meeting,
       Series A, MBIA
       6.100%, 12/01/37               370           379
     Alaska State Housing
       Finance RB,
       Housing Development,
       Series A
       5.700%, 12/01/29               500           503
     Alaska State Housing
       Finance RB,
       Veterans Mortgage Project,
       1st Series, GNMA/FNMA/FHLMC
       5.400%, 12/01/23               250           250
     Alaska State Student Loan RB,
       Series A, AMBAC, AMT
       5.750%, 07/01/14               400           410
     Valdez, Marine Terminal RB,
       BP Pipelines Project,
       Series A
       5.850%, 08/01/25             1,000         1,015
     Valdez, Marine Terminal RB,
       BP Pipelines Project,
       Series B
       5.500%, 10/01/28             1,000         1,001

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Municipal Bond Fund (continued)
--------------------------------------------------------------------------------
                                    FACE         MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   ALASKA -- (CONTINUED)
     Valdez, Marine Terminal RB,
       Mobil Alaska Pipeline
       Project
       5.750%, 11/01/28            $1,000       $ 1,011
                                               --------
                                                  4,569
                                               --------
   ARIZONA -- 1.3%
     Maricopa, Elementary
       School District
       # 068 GO, School Improvement
       Project, AMBAC
       5.100%, 07/01/11               500           517
     Maricopa, Industrial
       Development Authority
       RB, Catholic Healthcare
       West Project, Series A
       5.000%, 07/01/16               400           316
                                               --------
                                                    833
                                               --------
   ARKANSAS -- 0.8%
     Independence, Pollution
       Control RB,
       Power & Light Project
       6.250%, 01/01/21               500           504
                                               --------
   CALIFORNIA -- 3.4%
     California State
       Tri-City Hospital
       District RB, Series A, MBIA
       5.625%, 02/15/17               500           522
     Los Angeles, Wastewater
       System RB,
       Series A, MBIA
       5.875%, 06/01/24               160           168
     Northern California
       Power Agency RB,
       Public Power Project, AMBAC,
       Pre-refunded @ 100 (A)
       7.500%, 07/01/21               720           938
     Sacramento, Municipal Utility
       District RB, Series E, MBIA
       5.750%, 05/15/22               130           136
     San Francisco, Airport
       Improvement RB, United
       Airlines, ETM
       8.000%, 07/01/13               280           347
     San Francisco, City
       & County RB,
       Series A, GNMA
       7.125%, 10/01/16               115           119
                                               --------
                                                  2,230
                                               --------
   COLORADO -- 2.7%
     Colorado State Board of
       Agriculture RB, University
       of Southern Colorado
       Sports Project
       8.250%, 05/01/03               100           101

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   COLORADO -- (CONTINUED)
     Colorado State Educational
       & Cultural
       Facilities Authority RB,
       Core Knowledge Project
       7.000%, 11/01/29            $  200       $   203
     Denver, City & County Airport
       RB, Series E, MBIA
       5.500%, 11/15/25               500           511
     Denver, City & County RB,
       The Boston Lofts Project,
       Series A, FHA, AMT
       5.750%, 10/01/27               500           507
     Summit, Sports Facilities RB,
       Keystone Resorts Project
       7.375%, 09/01/10               420           487
                                               --------
                                                  1,809
                                               --------
   CONNECTICUT -- 1.2%
     Connecticut State Health
       & Educational
       Facilities Authority RB,
       New Britain
       General Hospital, Series B,
       AMBAC, GOI
       6.000%, 07/01/24               115           120
     Connecticut State Health
       & Educational
       Facilities Authority
       RB, Trinity
       College Project,
       Series E, MBIA
       5.875%, 07/01/26               155           162
     Waterbury, Housing
       Authority RB,
       Section 8 Project,
       Series A, GNMA
       5.850%, 02/01/37               500           513
                                               --------
                                                    795
                                               --------
   FLORIDA -- 1.7%
     Boynton Beach, Multi-Family
       Housing RB, Clipper
       Cove Apartments
       6.450%, 01/01/27               505           531
     Florida State Housing
       Finance Agency
       RB, Glen Oaks Apartment
       Project, FNMA, AMT
       5.900%, 02/01/30               500           511
     Florida State University
       Housing Facility RB, MBIA
       5.875%, 05/01/14               100           105
                                               --------
                                                  1,147
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   GEORGIA -- 4.3%
     Atlanta, Water & Wastewater
       Authority RB,
       Series A, FGIC
       5.500%, 11/01/22            $1,000       $ 1,054
     Fulton, Housing Authority RB,
       Multi-Family Housing,
       Concorde Place Apartments
       Project, Series C, AMT,
       Pre-refunded @ 100 (A)
       6.900%, 07/01/08               500           585
     Georgia State Housing & Finance
       Authority RB, Homeownership
       Opportunity Program,
       Series C, FHA, GOA
       6.500%, 12/01/11               260           272
     Georgia State Housing & Finance
       Authority RB, Single Family
       Mortgage, Subseries B2, AMT
       5.850%, 12/01/28               485           494
     Smyra, Hospital Authority RB,
       Ridgeview Institute Project
       6.000%, 11/01/28               500           416
                                               --------
                                                  2,821
                                               --------
   HAWAII -- 0.8%
     Hawaii State Housing Finance &
       Development RB, Series A,
       FNMA, AMT
       5.750%, 07/01/30               500           504
                                               --------
   IDAHO -- 1.5%
     Idaho State Health Facilities
       Authority RB, Bannock Regional
       Medical Center Project
       6.125%, 05/01/25               465           462
     Nez Perce, Pollution Control RB,
       Potlatch Corporation Project
       6.000%, 10/01/24               545           527
                                               --------
                                                    989
                                               --------
   ILLINOIS -- 8.1%
     Bryant, Pollution Control RB,
       Central Illinois
       Light Project
       5.900%, 08/01/23             1,000           997
     Chicago, Multi-Family
       Housing RB,
       Bryne Mawr/Belle Project,
       GNMA, AMT
       6.125%, 06/01/39               500           522

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS -- (CONTINUED)
     Illinois State Health
       Facilities Authority RB,
       Holy Cross Hospital
       Project, GOH
       6.250%, 03/01/04            $  520       $   504
     Illinois State Housing
       Development Authority RB,
       Multi-Family
       Housing, HUD
       7.000%, 07/01/17               235           236
     Illinois State, Sales Tax
       RB, Series P
       6.500%, 06/15/22             1,255         1,450
     Jackson and Williamson
       GO, AMBAC
       6.250%, 12/01/15               500           561
     Rockford, Mortgage
       Authority RB,
       Faust Landmark
       Apartments, Series A,
       MBIA, AMT, HUD
       6.750%, 01/01/18             1,000         1,085
                                               --------
                                                  5,355
                                               --------
   INDIANA -- 1.8%
     Hammod, Multi-School Building RB,
       First Mortgage Project,
       State Aid Withholding
       6.125%, 07/15/19               720           758
     Indiana State Toll Financial
       Authority RB
       6.000%, 07/01/13                25            25
     Indianapolis, Local Public
       Improvement RB, Series B
       6.000%, 01/10/20               290           324
     Petersburg, Pollution Control
       RB, Indianapolis Power &
       Light Project
       6.625%, 12/01/24               105           111
                                               --------
                                                  1,218
                                               --------
   IOWA -- 1.0%
     Iowa State Finance Authority RB,
       Series F, GNMA/FNMA
       5.700%, 01/01/27               465           472
     Iowa State Hospital Facility RB,
       Sisters of Mercy Health
       Project, Series N, FSA,
       Pre-refunded @ 102
       6.250%, 02/15/02               200           210
                                               --------
                                                    682
                                               --------

                                                                    (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Municipal Bond Fund (continued)
--------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   KENTUCKY -- 0.7%
     Kentucky State Economic
       Development Finance RB,
       Appalachian Hospital
       System
       5.875%, 10/01/22            $  500       $   346
     University of Louisville,
       Consolidated
       Educational Building,
       School Board
       Guaranty RB, Series H
       5.875%, 05/01/11               100           104
                                               --------
                                                    450
                                               --------
   LOUISIANA -- 1.5%
     Louisiana State, Stadium &
       Exposition District RB,
       Series B, FGIC
       5.000%, 07/01/26             1,000           961
                                               --------
   MAINE -- 0.3%
     Maine State Housing Authority RB,
       Series D2, AMT
       5.900%, 11/15/25               215           219
                                               --------
   MASSACHUSETTS -- 1.0%
     Massachusetts State Health &
       Education Authority RB,
       Melrose-Wakefield Hospital,
       Series B, GOH, ETM
       5.875%, 07/01/18               200           219
     Massachusetts State Water
       Pollution Authority RB,
       MWRA Project,
       Subseries A
       6.000%, 08/01/23               400           431
                                               --------
                                                    650
                                               --------
   MINNESOTA -- 0.8%
     Minneapolis & St. Paul, Housing &
       Redevelopment Authority RB,
       Group Health Plan Project
       6.900%, 10/15/22               500           501
                                               --------
   MISSOURI -- 1.0%
     Boone, Public Water Supply RB,
       District # 07
       5.500%, 05/01/29               500           471
     Springfield, Public Building
       Leasehold RB, Parks Department
       Improvement Project, FSA
       5.900%, 11/01/14               200           214
                                               --------
                                                    685
                                               --------
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NEBRASKA -- 0.2%
     Lincoln-Lancaster, Public
       Building Commission RB,
       Tax Supported Lease Rental
       6.000%, 10/15/26            $  150       $   159
                                               --------
   NEVADA -- 0.7%
     Nevada State Housing Division
       RB, Multi-Unit Housing,
       Saratoga Palms, AMT, FNMA
       6.250%, 10/01/16               280           294
     Nevada State Housing
       Division RB,
       Single Family Program,
       Series C-1, FHA
       6.500%, 10/01/16               175           183
                                               --------
                                                    477
                                               --------
   NEW HAMPSHIRE -- 1.7%
     New Hampshire State Higher
       Educational & Health Facilities
       Authority RB, Androscoggin
       Valley Hospital
       5.800%, 11/01/27             1,170         1,116
                                               --------
   NEW JERSEY -- 0.2%
     New Jersey State Health Care
       Facility Financing Authority
       RB, Raritan Bay Center
       7.250%, 07/01/27               140           127
                                               --------
   NEW MEXICO -- 1.2%
     Carlsbad, Multi-Family Housing
       RB, Colonial Hillcrest
       7.375%, 08/01/27               375           377
     Southeastern New Mexico
       Affordable Housing RB,
       Casa Hermosa Apartments
       7.250%, 12/01/27               430           405
                                               --------
                                                    782
                                               --------
   NEW YORK -- 5.6%
     New York State Dormitory
       Authority RB, Menorah
       Campus, FHA
       6.100%, 02/01/37             1,000         1,038
     New York State Local
       Government Assistance RB,
       Series A
       6.000%, 04/01/24               280           292


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NEW YORK -- (CONTINUED)
     New York State Medical Care
       Facilities
       RB, Series E, MBIA,
       Pre-refunded @ 102 (A)
       6.500%, 08/15/04            $  100       $   111
     New York State Metropolitan
       Transportation Authority
       RB, Series C1
       5.625%, 07/01/27             1,000         1,019
     New York State Unrefunded
       Balance
       GO, Series E
       6.000%, 08/01/26               270           283
     Newark-Wayne, Community
       Hospital
       RB, Series A, GOH
       7.600%, 09/01/15               465           475
     United Nations Development RB,
        Series B
       5.600%, 07/01/26               500           500
                                               --------
                                                  3,718
                                               --------
   NORTH CAROLINA -- 3.6%
     North Carolina State
       Eastern Municipal
       Power Agency RB,
       Series A, ETM
       4.000%, 01/01/18               375           336
     North Carolina State
       Eastern Municipal
       Power Agency RB, Series A,
       Pre-refunded @ 100 (A)
       6.000%, 01/01/22             1,000         1,120
     North Carolina State
       Medical Care
       Commission RB,
       Firsthealth
       of the Carolinas
       4.750%, 10/01/26               500           451
     North Carolina State
       Municipal Power
       Agency RB, Series B
       6.000%, 01/01/20               500           508
                                               --------
                                                  2,415
                                               --------
   NORTH DAKOTA -- 1.3%
     Fargo, Multi-Family Housing RB
       7.125%, 02/01/26               255           244
     North Dakota State
       Housing Finance
       Agency RB, Home Mortgage,
       Series C, AMT
       6.100%, 07/01/28               325           331
       5.950%, 07/01/17               250           259
                                               --------
                                                    834
                                               --------

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   OHIO -- 4.9%
     Butler, Hospital
       Facilities RB,
       Middletown Hospital
       5.000%, 11/15/28            $  500       $   423
     Erie, Franciscan
       Service RB,
       Providence Hospital
       6.000%, 01/01/13             1,000         1,009
     Johnstown, Waterworks
       System RB
       6.000%, 12/01/17               250           249
     Mason, Tax Increment
       Financing Authority,
       J. W. Harris
       Development Ltd.
       Project, LOC
       5.300%, 12/01/18               600           560
     Montgomery, Special
       Assessment GO,
       Montgomery Woods Project
       6.000%, 12/01/17                76            82
     Oak Hills, Local School
       District GO,
       Series A
       5.700%, 12/01/25               500           513
     Perrysburg, School
       District GO,
       Exempt Village School
       District
       5.350%, 12/01/25               400           401
                                               --------
                                                  3,237
                                               --------
   OREGON -- 1.4%
     Lane, School District # 52,
       School Board Guaranty GO
       5.625%, 06/15/20               500           521
     Oregon State Economic
       Development
       RB, Pacific Corporation
       Project,
       Series 183, AMT
       5.700%, 12/01/25               500           438
                                               --------
                                                    959
                                               --------
   PENNSYLVANIA -- 6.1%
     Allegheny, Hospital
       Development
       Authority RB, St.
       Francis Medical
       Center Project
       5.750%, 05/15/17               500           414
     Allentown, Hospital
       Authority RB,
       Sacred Heart Hospital
       of Allentown
       6.750%, 11/15/14               500           500
     Dauphin, General Authority
       Office RB,
       Office & Packaging
       Project, Series A
       6.000%, 01/15/25               500           445

                                                                    (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Municipal Bond Fund (continued)
--------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   PENNSYLVANIA -- (CONTINUED)
     Delaware, Hospital Authority
       RB, Crozer-Chester
       Medical Center
       6.000%, 12/15/20            $  500       $   442
     Pennsylvania State Housing
       Finance Agency RB, Single
       Family Mortgage,
       Series 59A, GOA, AMT
       5.800%, 10/01/29             1,250         1,267
     Scranton-Lackawanna, Health &
       Welfare Authority RB, Moses
       Taylor Hospital Project
       6.250%, 07/01/20               500           427
     Warren, Hospital Authority RB,
       Warren General Hospital
       Project, Series A, GOH
       6.900%, 04/01/11               500           511
                                               --------
                                                  4,006
                                               --------
   RHODE ISLAND -- 2.3%
     Rhode Island Depositors Economic
       Protection Corporation,
       Special Obligation RB,
       Series A, ETM
       6.375%, 08/01/22               325           378
     Rhode Island State Housing &
       Mortgage Finance RB,
       Series 23, AMT
       5.950%, 04/01/29             1,000         1,020
     Rhode Island State,
       Convention Center Authority
       RB, Series A, AMBAC
       5.750%, 05/15/20               150           155
                                               --------
                                                  1,553
                                               --------
   SOUTH CAROLINA -- 1.6%
     South Carolina State
       Connector 2000
       Association RB, Toll Road
       Project, (B)
       5.900%, 01/01/31               500            58
     University of South
       Carolina
       RB, MBIA
       5.750%, 06/01/26             1,000         1,031
                                               --------
                                                  1,089
                                               --------
   SOUTH DAKOTA -- 0.8%
     South Dakota State Health &
       Education Facilities RB, Huron
       Regional Medical Center
       7.250%, 04/01/20               500           512
                                               --------

-------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   TENNESSEE -- 0.8%
     Nashville & Davidson Counties,
       Health & Education
       Facility RB, Open Arms
       Development Center
       5.000%, 08/01/12            $  500       $   501
                                               --------
   TEXAS -- 3.7%
     Beaumont, Multi-Family
       Housing RB, Park Shadows
       Project, FNMA
       6.450%, 06/15/22               500           526
     Carroll, Independent
       School District GO
       6.750%, 08/15/20               325           390
     Denison, Hospital Authority
       RB, Texoma Medical
       Center Project
       6.125%, 08/15/17               700           598
     Harris County, Industrial
       Development RB,
       GATX Terminals Project
       6.950%, 02/01/22               500           516
     Socorro, Independent School
       District GO
       5.750%, 02/15/21               200           217
     Texarkana, Health Facilities
       RB, Wadley Regional
       Medical Center,
       Series B, MBIA
       6.000%, 10/01/17               160           178
                                               --------
                                                  2,425
                                               --------
   UTAH -- 3.8%
     Provo City, Housing Authority
       RB, Lookout Pointe
       Apartments, GNMA
       5.800%, 07/20/22               500           511
     Salt Lake City, Metropolitan
       Water Division RB, FGIC
       4.100%, 08/01/04               275           251
     Salt Lake County, College
       Resources RB, Westminster
       College Project
       5.750%, 10/01/27               410           394
     Utah State Building Ownership
       Authority Lease RB, Student
       Facilities MasterLease,
       Series C, FSA
       5.500%, 05/15/19               250           266
     Utah State Housing Finance
       Agency RB, Single Family
       Mortgage, FHA
       6.800%, 01/01/12                60            62

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   UTAH -- (CONTINUED)
     Weber County, Municipal
       Building Authority
       RB, MBIA
       5.750%, 12/15/19            $1,000       $ 1,045
                                               --------
                                                  2,529
                                               --------
   VERMONT -- 2.0%
     Vermont State Housing Finance
       Agency RB, Series 9,
       MBIA, AMT
       6.000%, 05/01/37               365           373
     Vermont State Student
       Assistance Financing RB,
       Series B, FSA, AMT
       6.700%, 12/15/12               900           955
                                               --------
                                                  1,328
                                               --------
   VIRGINIA -- 1.6%
     Chesapeake Bay Bridge and
       Tunnel Commission RB,
       General Resolution, MBIA
       5.500%, 07/01/25             1,000         1,063
                                               --------
   WASHINGTON -- 6.1%
     Clark County, School District
       # 98 GO, MBIA
       6.150%, 12/01/15               500           557
     King County GO, MBIA
       6.125%, 01/01/33               110           115
     Pilchuck, State Development
       RB, Tramco Project, AMT
       6.000%, 08/01/23               820           803
     Seattle, Low Income Housing
       Assistance Authority RB,
       Kin On Project, GNMA
       7.400%, 11/20/36             1,000         1,126
     Seattle, Water Systems RB,
       Series B, FGIC
       6.000%, 07/01/29               500           533
     Snohomish County, Public
       Utility RB, District
       # 001, FGIC
       6.000%, 01/01/18               220           229
     Stevens County, Water Power
       RB, Kettle Project
       6.000%, 12/01/23               110           110
     Washington State GO,
       Series B & At-7
       6.400%, 06/01/17               250           294

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   WASHINGTON -- (CONTINUED)
     Washington State Housing
       Finance RB, Seattle
       University Auxiliary
       Services Project, LOC
       5.300%, 07/01/31            $  250       $   243
                                               --------
                                                  4,010
                                               --------
   WEST VIRGINIA -- 0.2%
     West Virginia State Hospital
       Financing Authority RB,
       Fairmont General
       Hospital, GOH
       6.750%, 03/01/14               140           140
                                               --------
   WISCONSIN -- 2.7%
     Wisconsin State GO,
       Series D, AMT
       5.800%, 05/01/20               145           149
     Wisconsin State Health &
       Education Facilities RB,
       Franciscan Skemp
       Medical Center
       6.125%, 11/15/15             1,000         1,055
     Wisconsin State Housing &
       Economic Development RB,
       Series A, GOA
       6.000%, 09/01/15               550           575
                                               --------
                                                  1,779
                                               --------
   WYOMING -- 3.8%
     Jackson, National Rural
       Utilities RB, Lower Valley
       Power & Light,
       Series B, AMT
       5.875%, 05/01/26               500           507
     Teton County, Hospital
       District RB
       5.800%, 12/01/17               600           585
     Wyoming State Community
       Development Authority RB,
       Series 4, AMT
       5.850%, 06/01/28               415           421
     Wyoming State Community
       Development Authority RB,
       Series A, FHA
       6.000%, 06/01/23             1,000         1,019
                                               --------
                                                  2,532
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $65,038)                                64,310
                                               --------

                                                                    (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Statement of Net Assets
Municipal Bond Fund (concluded)
--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                         SHARES    VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.2%
     SEI Tax-Exempt Trust,
       Institutional
       Tax-Free Fund              800,562       $   801
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $801)                                      801
                                               --------
TOTAL INVESTMENTS -- 98.4%
   (Cost $65,839)                                65,111
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%         1,051
                                               --------

NET ASSETS:
Portfolio Shares of Institutional Class
  (unlimited authorization -- no par
  value) based on 6,106,535 outstanding
  shares of beneficial interest                  61,610
Portfolio Shares of Retail Class A
  (unlimited authorization -- no par
  value) based on 361,202 outstanding
  shares of beneficial interest                   3,691
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par
   value) based on 205,647 outstanding
   shares of beneficial interest                  2,174
Accumulated net realized loss on investments       (585)
Net unrealized depreciation on investments         (728)
                                               --------
TOTAL NET ASSETS -- 100.0%                      $66,162
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS         $9.91
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                    $9.91
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.91 / 96%)                  $10.32
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B              $9.91
                                               ========


--------------------------------------------------------------------------------
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GOA -- GENERAL OBLIGATION OF AUTHORITY
 GOH -- GENERAL OBLIGATION OF HOSPITAL
GOI -- GENERAL OBLIGATION OF INSTITUTION
HUD -- DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
LOC -- LETTER OF CREDIT
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                     (concluded)
22

FOR THE YEAR ENDED JANUARY 31, 2001                        THE ACHIEVEMENT FUNDS

Statements of Operations (000)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   SHORT       IDAHO
                                                                  INTERMEDIATE     TERM      MUNICIPAL    MUNICIPAL
                                           EQUITY      BALANCED     TERM BOND      BOND        BOND         BOND
                                            FUND         FUND         FUND         FUND        FUND         FUND
                                          ========     ========   ============    ======    ==========    ==========
INCOME:
   Dividend Income                        $  2,186     $  1,058       $    --      $   --      $  --       $   --
   Interest Income                             381        4,210        10,266       1,848      1,670        4,079
                                          --------     --------       -------      ------     ------      -------
      Total Income                           2,567        5,268        10,266       1,848      1,670        4,079
                                          --------     --------       -------      ------     ------      -------
EXPENSES:
   Administrative Fees                         607          414           311          58        100          139
   Investment Advisory Fees                  2,246        1,533           932         174        186          416
   Custodian/Transfer Agent Fees                70           63            67          39         45           37
   Professional Fees                            56           65            44          11          7           11
   Pricing Fees                                 14           12             9           3          2            3
   Registration & Filing Fees                   71           85            37          13          7           21
   Printing Fees                                39           33            34           8          6           11
   Trustee Fees                                 26           20            17           5          3            6
   Distribution Fees - Retail A                 31            9             3          --         20           11
   Distribution Service Fees - Retail B         28           19            --          --         15           18
   Interest and Other Expenses                   2            4             3           4          2           11
                                          --------     --------       -------      ------     ------      -------
   Total Expenses                            3,190        2,257         1,457         315        393          684
                                          --------     --------       -------      ------     ------      -------
   Less: Waiver of Administrative Fees          --           --            --          --        (38)          --
      Waiver of Investment
       Advisory Fees                          (401)        (358)         (292)        (98)       (87)        (136)
                                          --------     --------       -------      ------     ------      -------
   Net Expenses                              2,789        1,899         1,165         217        268          548
                                          --------     --------       -------      ------     ------      -------
   Net Investment Income (Loss)               (222)       3,369         9,101       1,631      1,402        3,531
                                          --------     --------       -------      ------     ------      -------
   Net Realized Gain (Loss) on
      Investments                           33,976*      25,779*       (1,957)       (156)        16         (369)
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investments                       (44,622)     (27,479)        9,632         789      2,387        5,605
                                          --------     --------       -------      ------     ------      -------
   Net Realized and Unrealized Gain
      (Loss) on Investments                (10,646)      (1,700)        7,675         633      2,403        5,236
                                          --------     --------       -------      ------     ------      -------
   Increase (Decrease) in Net Assets
      Resulting from Operations           $(10,868)    $  1,669       $16,776      $2,264     $3,805       $8,767
                                          ========     ========       =======      ======     ======       ======
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*ON JANUARY 4, 2001, THE EQUITY AND BALANCED FUNDS HAD REDEMPTIONS IN KIND
WITH TOTAL PROCEEDS IN THE AMOUNTS OF $32,154,738 AND $52,353,510, RESPECTIVELY.
THE NET REALIZED GAINS OF THE TRANSACTIONS OF $15,081,596 AND $14,457,799,
RESPECTIVELY, WILL NOT BE REALIZED FOR TAX PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Statements of Changes in Net Assets (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   EQUITY                           BALANCED
                                                                    FUND                              FUND
                                                          ======================              ===================
                                                            2/1/00        2/1/99               2/1/00      2/1/99
                                                              TO            TO                   TO          TO
                                                           1/31/01       1/31/00              1/31/01     1/31/00
                                                          --------       -------              -------     -------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                           $   (222)     $    (52)            $  3,369    $  4,031
   Net Realized Gain (Loss) on Investments                  33,976        34,174               25,779      16,943
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments           (44,622)       (5,477)             (27,479)     (7,944)
                                                          --------      --------             --------    --------
Increase (Decrease) in Net Assets
   Resulting From Operations                               (10,868)       28,645                1,669      13,030
                                                          --------      --------             --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                       --            --               (3,919)**   (3,893)
      Retail Class A                                            --            --                  (57)**      (66)
      Retail Class B                                            --            --                  (18)**      (15)
   Capital Gains:
      Institutional Class                                  (25,005)      (22,333)             (11,393)    (10,917)
      Retail Class A                                        (1,019)       (1,024)                (176)       (209)
      Retail Class B                                          (235)         (223)                (105)       (107)
                                                          --------      --------             --------    --------
Total Distributions                                        (26,259)      (23,580)             (15,668)    (15,207)
                                                          --------      --------             --------    --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                           46,028        53,201                6,511      10,018
      Reinvestment in Lieu of Cash Distributions             7,502         6,462               15,196      14,758
      Cost of Shares Redeemed                              (79,742)*     (52,486)             (84,465)*   (24,348)
                                                          --------      --------             --------    --------
   Total Institutional Class Transactions                  (26,212)        7,177              (62,758)        428
                                                          --------      --------             --------    --------
   Retail Class A:
      Proceeds from Shares Issued                            2,066         1,995                  323         561
      Reinvestment in Lieu of Cash Distributions               967         1,018                  228         270
      Cost of Shares Redeemed                               (4,213)       (2,327)              (1,414)     (1,086)
                                                          --------      --------             --------    --------
   Total Retail Class A Transactions                        (1,180)          686                 (863)       (255)
                                                          --------      --------             --------    --------
   Retail Class B:
      Proceeds from Shares Issued                              232         1,161                   40         865
      Reinvestment in Lieu of Cash Distributions               203           204                  116         118
      Cost of Shares Redeemed                                 (894)         (615)                (365)       (391)
                                                          --------      --------             --------    --------
   Total Retail Class B Transactions                          (459)          750                 (209)        592
                                                          --------      --------             --------    --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                          (27,851)        8,613              (63,830)        765
                                                          --------      --------             --------    --------
Total Increase (Decrease) in Net Assets                    (64,978)       13,678              (77,829)     (1,412)
                                                          --------      --------             --------    --------
NET ASSETS:
   Beginning of Period                                     298,324       284,646              219,347     220,759
                                                          --------      --------             --------    --------
   End of Period                                          $233,346      $298,324             $141,518    $219,347
                                                          ========      ========             ========    ========
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                          2,544         2,875                  454         711
      Shares Issued in Lieu of Cash Distributions              460           346                1,159       1,042
      Shares Redeemed                                       (4,671)       (2,815)              (6,355)     (1,727)
                                                          --------      --------             --------    --------
   Total Institutional Class Share Transactions             (1,667)          406               (4,742)         26
                                                          --------      --------             --------    --------
   Retail Class A
      Shares Issued                                            124           110                   25          40
      Shares Issued in Lieu of Cash Distributions               60            55                   17          19
      Shares Redeemed                                         (242)         (125)                 (98)        (77)
                                                          --------      --------             --------    --------
   Total Retail Class A Share Transactions                     (58)           40                  (56)        (18)
                                                          --------      --------             --------    --------
   Retail Class B
      Shares Issued                                             13            64                    3          62
      Shares Issued in Lieu of Cash Distributions               13            11                    9           8
      Shares Redeemed                                          (50)          (33)                 (26)        (28)
                                                          --------      --------             --------    --------
   Total Retail Class B Share Transactions                     (24)           42                  (14)         42
                                                          --------      --------             --------    --------
Net Increase (Decrease) in Share Transactions               (1,749)          488               (4,812)         50
                                                          ========      ========             ========    ========

AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*INCLUDES REDEMPTIONS IN THE EQUITY AND BALANCED FUNDS, OF $32,154,738 AND $52,353,510, RESPECTIVELY, AS A RESULT OF THE
 REDEMPTIONS IN KIND ON JANUARY 4, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                               THE ACHIEVEMENT FUNDS


------------------------------------------------------------------------------------------------------------------------------------
                                                                INTERMEDIATE                      SHORT TERM
                                                               TERM BOND FUND                      BOND FUND
                                                           =====================              ===================
                                                            2/1/00        2/1/99               2/1/00      2/1/99
                                                              TO            TO                   TO           TO
                                                           1/31/01       1/31/00              1/31/01     1/31/00
                                                           -------      --------              -------     -------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                              9,101     $   9,568             $  1,631    $  1,888
   Net Realized Gain (Loss) on Investments                  (1,957)         (686)                (156)        (96)
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments             9,632       (13,228)                 789        (740)
                                                          --------     ---------             --------    --------
Increase (Decrease) in Net Assets
   Resulting From Operations                                16,776        (4,346)               2,264       1,052
                                                          --------     ---------             --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                   (9,036)       (9,489)              (1,622)     (1,880)
      Retail Class A                                           (65)          (79)                  (9)         (8)
      Retail Class B                                            --            --                   --          --
   Capital Gains:
      Institutional Class                                       --            --                   --          --
      Retail Class A                                            --            --                   --          --
      Retail Class B                                            --            --                   --          --
                                                          --------     ---------             --------    --------
Total Distributions                                         (9,101)       (9,568)              (1,631)     (1,888)
                                                          --------     ---------             --------    --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                           14,347        42,116               13,382       9,166
      Reinvestment in Lieu of Cash Distributions             1,441         1,440                1,049       1,148
      Cost of Shares Redeemed                              (35,963)      (38,746)             (21,636)    (15,554)
                                                          --------     ---------             --------    --------
   Total Institutional Class Transactions                  (20,175)        4,810               (7,205)     (5,240)
                                                          --------     ---------             --------    --------
   Retail Class A:
      Proceeds from Shares Issued                               67           234                   26          15
      Reinvestment in Lieu of Cash Distributions                63            78                    9           8
      Cost of Shares Redeemed                                 (426)         (734)                 (57)         (8)
                                                          --------     ---------             --------    --------
   Total Retail Class A Transactions                          (296)         (422)                 (22)         15
                                                          --------     ---------             --------    --------
   Retail Class B:
      Proceeds from Shares Issued                               --            --                   --          --
      Reinvestment in Lieu of Cash Distributions                --            --                   --          --
      Cost of Shares Redeemed                                   --            --                   --          --
                                                          --------     ---------             --------    --------
   Total Retail Class B Transactions                            --            --                   --          --
                                                          --------     ---------             --------    --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                          (20,471)        4,388               (7,227)     (5,225)
                                                          --------     ---------             --------    --------
Total Increase (Decrease) in Net Assets                    (12,796)       (9,526)              (6,594)     (6,061)
                                                          --------     ---------             --------    --------
NET ASSETS:
   Beginning of Period                                     160,762       170,288               32,038      38,099
                                                          --------     ---------             --------    --------
   End of Period                                          $147,966     $ 160,762             $ 25,444    $ 32,038
                                                          ========     =========             ========    ========
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                          1,425         4,105                1,345         926
      Shares Issued in Lieu of Cash Distributions              143           141                  106         116
      Shares Redeemed                                       (3,558)       (3,796)              (2,184)     (1,571)
                                                          --------     ---------             --------    --------
   Total Institutional Class Share Transactions             (1,990)          450                 (733)       (529)
                                                          --------     ---------             --------    --------
   Retail Class A
      Shares Issued                                              7            23                    3           1
      Shares Issued in Lieu of Cash Distributions                6             8                    1           1
      Shares Redeemed                                          (42)          (72)                  (6)         (1)
                                                          --------     ---------             --------    --------
   Total Retail Class A Share Transactions                     (29)          (41)                  (2)          1
                                                          --------     ---------             --------    --------
   Retail Class B
      Shares Issued                                             --            --                   --          --
      Shares Issued in Lieu of Cash Distributions               --            --                   --          --
      Shares Redeemed                                           --            --                   --          --
                                                          --------     ---------             --------    --------
   Total Retail Class B Share Transactions                      --            --                   --          --
                                                          --------     ---------             --------    --------
Net Increase (Decrease) in Share Transactions               (2,019)          409                 (735)       (528)
                                                          ========     =========             ========    ========



                                                                 IDAHO                             MUNICIPAL
                                                               MUNICIPAL BOND                      BOND FUND
                                                           =====================              ===================
                                                            2/1/00        2/1/99               2/1/00      2/1/99
                                                              TO            TO                  TO           TO
                                                           1/31/01       1/31/00              1/31/01     1/31/00
                                                           -------       -------              -------     -------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                            $ 1,402       $ 1,688             $  3,531    $  3,726
   Net Realized Gain (Loss) on Investments                      16           307                 (369)       (215)
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments             2,387        (4,057)               5,605      (8,145)
                                                           -------       -------             --------    --------
Increase (Decrease) in Net Assets
   Resulting From Operations                                 3,805        (2,062)               8,767      (4,634)
                                                           -------       -------             --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                   (1,003)**     (1,157)              (3,235)     (3,332)
      Retail Class A                                          (362)**       (456)                (209)       (308)
      Retail Class B                                           (66)**        (76)                 (87)        (99)
   Capital Gains:
      Institutional Class                                      (49)         (175)                  --        (114)
      Retail Class A                                           (18)          (73)                  --          (9)
      Retail Class B                                            (4)          (16)                  --          (4)
                                                           -------       -------             --------    --------
Total Distributions                                         (1,502)       (1,953)              (3,531)     (3,866)
                                                           -------       -------             --------    --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                            1,731         4,616                4,653      15,133
      Reinvestment in Lieu of Cash Distributions                12            28                  170         114
      Cost of Shares Redeemed                               (4,804)       (7,530)             (13,020)    (12,005)
                                                           -------       -------             --------    --------
   Total Institutional Class Transactions                   (3,061)       (2,886)              (8,197)      3,242
                                                           -------       -------             --------    --------
   Retail Class A:
      Proceeds from Shares Issued                              186           273                   70       1,771
      Reinvestment in Lieu of Cash Distributions               380           529                  208         317
      Cost of Shares Redeemed                               (2,668)       (2,593)              (1,834)     (3,777)
                                                           -------       -------             --------    --------
   Total Retail Class A Transactions                        (2,102)       (1,791)              (1,556)     (1,689)
                                                           -------       -------             --------    --------
   Retail Class B:
      Proceeds from Shares Issued                               --         1,187                  208         999
      Reinvestment in Lieu of Cash Distributions                46            70                   68          90
      Cost of Shares Redeemed                                 (743)         (478)              (1,152)       (287)
                                                           -------       -------             --------    --------
   Total Retail Class B Transactions                          (697)          779                 (876)        802
                                                           -------       -------             --------    --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                           (5,860)       (3,898)             (10,629)      2,355
                                                           -------       -------             --------    --------
Total Increase (Decrease) in Net Assets                     (3,557)       (7,913)              (5,393)     (6,145)
                                                           -------       -------             --------    --------
NET ASSETS:
   Beginning of Period                                      32,089        40,002               71,555      77,700
                                                           -------       -------             --------    =-------
   End of Period                                           $28,532       $32,089             $ 66,162    $ 71,555
                                                           =======       =======             ========    ========
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                            171           441                  489       1,543
      Shares Issued in Lieu of Cash Distributions                1             2                   18          12
      Shares Redeemed                                         (465)         (737)              (1,355)     (1,226)
                                                           -------       -------             --------    --------
   Total Institutional Class Share Transactions               (293)         (294)                (848)        329
                                                           -------       -------             --------    --------
   Retail Class A
      Shares Issued                                             18            25                    7         175
      Shares Issued in Lieu of Cash Distributions               37            51                   22          32
      Shares Redeemed                                         (258)         (253)                (191)       (386)
                                                           -------       -------             --------    --------
   Total Retail Class A Share Transactions                    (203)         (177)                (162)       (179)
                                                           -------       -------             --------    --------
   Retail Class B
      Shares Issued                                             --           110                   21         103
      Shares Issued in Lieu of Cash Distributions                5             7                    7           9
      Shares Redeemed                                          (72)          (47)                (123)        (29)
                                                           -------       -------             --------    --------
   Total Retail Class B Share Transactions                     (67)           70                  (95)         83
                                                           -------       -------             --------    --------
Net Increase (Decrease) in Share Transactions                 (563)         (401)              (1,105)        233
                                                           =======       =======             ========    ========

** INCLUDES A BOOK DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $316,000 AND $29,000, IN THE BALANCED AND IDAHO MUNICIPAL
   BOND FUNDS, RESPECTIVELY.


Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period or Year

                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND      NET                   NET       RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED    ASSET VALUE,          ASSETS,END  OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT     CAPITAL     GAINS (LOSSES)     END       TOTAL    OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS      ON INVESTMENTS  OF PERIOD   RETURN+     (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------   -------  ----------  -----------
EQUITY FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001***  $18.34    (0.01)        --         (1.60)           (0.67)     $16.07      (3.56)%   $220,787     0.90%
   January 31, 2000***   18.03       --         --         (1.51)            1.82       18.34       10.06     282,407     0.90
   January 31, 1999      15.34     0.06      (0.07         (0.72)            3.42       18.03       24.06     270,397     0.90
   January 31, 1998      14.03     0.10      (0.10)        (1.68)            2.99       15.34       22.14     195,500     0.90
   January 31, 1997      12.64     0.11      (0.11)        (0.94)            2.33       14.03       20.00     177,234     0.90

RETAIL CLASS A:
For the years ended
   January 31, 2001***  $18.26    (0.06)        --         (1.60)           (0.63)     $15.96      (3.74)%   $ 10,385     1.15%
   January 31, 2000***   18.01    (0.05)        --         (1.51)            1.81       18.26       9.73       12,959     1.15
   January 31, 1999      15.34     0.02      (0.03)        (0.72)            3.40       18.01      23.64       12,064     1.15
   January 31, 1998      14.04     0.06      (0.06)        (1.68)            2.98       15.34      21.78        9,756     1.15
   January 31, 1997      12.65     0.08      (0.08)        (0.94)            2.33       14.04      19.72        4,099     1.15

RETAIL CLASS B:
For the years ended
   January 31, 2001***  $18.01    (0.19)        --         (1.60)           (0.58)     $15.58      (4.53)%   $  2,174     1.90%
   January 31, 2000***   17.93    (0.18)        --         (1.51)            1.77       18.01       8.82        2,958     1.90
For the period ended
   January 31, 1999(1)** 17.26    (0.07)     (0.01)        (0.72)            1.47       17.93      10.97*       2,185     1.90

BALANCED FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001     $13.86     0.23      (0.27)++      (0.81)           (0.16)     $12.85       0.52%    $136,775     0.90%
   January 31, 2000***   13.99     0.26      (0.26)        (0.74)            0.61       13.86       6.15      213,251     0.90
   January 31, 1999      13.10     0.29      (0.29)        (0.86)            1.75       13.99      16.75      214,939     0.90
   January 31, 1998      12.01     0.32      (0.30)        (0.64)            1.71       13.10      17.28      175,751     0.90
   January 31, 1997      11.79     0.34      (0.35)        (0.78)            1.01       12.01      12.03      156,315     0.90

RETAIL CLASS A:
For the years ended
   January 31, 2001     $13.84     0.19      (0.23)++      (0.81)           (0.17)     $12.82       0.19%    $  3,026     1.15%
   January 31, 2000***   13.97     0.22      (0.22)        (0.74)            0.61       13.84       5.91        4,047     1.15
   January 31, 1999      13.08     0.25      (0.26)        (0.86)            1.76       13.97      16.50        4,339     1.15
   January 31, 1998      12.00     0.28      (0.27)        (0.64)            1.71       13.08      16.92        3,869     1.15
   January 31, 1997      11.78     0.31      (0.32)        (0.78)            1.01       12.00      11.81        2,875     1.15

RETAIL CLASS B:
For the years ended
   January 31, 2001     $13.81     0.08      (0.13)++      (0.81)           (0.15)     $12.80      (0.48)%   $  1,717     1.90%
   January 31, 2000***   13.95     0.12      (0.12)        (0.74)            0.60       13.81       5.07        2,049     1.90
For the period ended
   January 31, 1999(1)** 14.09     0.11      (0.12)        (0.87)            0.74       13.95       7.99*       1,481     1.90


                                                     RATIO OF
                             RATIO                  NET INCOME
                           OF EXPENSES   RATIO OF     (LOSS)
                           TO AVERAGE   NET INCOME  TO AVERAGE
                           NET ASSETS    (LOSS)     NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------
EQUITY FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001***      1.03%        (0.05)%       (0.18)%   28.99%
   January 31, 2000***      1.03            --         (0.13)    40.22
   January 31, 1999         1.06          0.36          0.20     74.99
   January 31, 1998         1.00          0.63          0.53     36.68
   January 31, 1997         1.07          0.81          0.64     97.14

RETAIL CLASS A:
For the years ended
   January 31, 2001***      1.28%        (0.30)%       (0.43)%
   January 31, 2000***      1.28         (0.25)        (0.38)    40.22
   January 31, 1999         1.31          0.12%        (0.04)    74.99
   January 31, 1998         1.28          0.33%         0.20     36.68
   January 31, 1997         1.31          0.52%         0.36     97.14

RETAIL CLASS B:
For the years ended
   January 31, 2001***      2.03%        (1.05)%       (1.18)%   28.99%
   January 31, 2000***      2.03         (1.00)        (1.13)    40.22
For the period ended
   January 31, 1999(1)*     2.10         (0.85)        (1.05)    74.99

BALANCED FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001         1.07%         1.64%         1.47%    25.77%
   January 31, 2000***      1.05          1.84          1.69     33.27
   January 31, 1999         1.05          2.14          1.99     54.88
   January 31, 1998         1.02          2.49          2.37     30.91
   January 31, 1997         1.07          2.90          2.73     68.11

RETAIL CLASS A:
For the years ended
   January 31, 2001         1.32%         1.35%         1.18%    25.77%
   January 31, 2000***      1.30          1.59          1.44     33.27
   January 31, 1999         1.30          1.90          1.75     54.88
   January 31, 1998         1.27          2.23          2.11     30.91
   January 31, 1997         1.32          2.64          2.47     68.11

RETAIL CLASS B:
For the years ended
   January 31, 2001         2.07%         0.60%         0.43%    25.77%
   January 31, 2000***      2.05          0.84          0.69     33.27
For the period ended
   January 31, 1999(1)**    2.07          1.00          0.83     54.88

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                               THE ACHIEVEMENT FUNDS


------------------------------------------------------------------------------------------------------------------------------------

                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND     NET                    NET        RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED   ASSET VALUE,           ASSETS,END  OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT     CAPITAL     GAINS (LOSSES)    END        TOTAL     OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS     ON INVESTMENTS  OF PERIOD    RETURN+      (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------  -------   ----------  -----------
INTERMEDIATE TERM
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001     $ 9.91       0.59      (0.59)        --             0.51      $10.42        11.46%     $147,008      0.75%
   January 31, 2000***   10.77       0.59      (0.59)        --            (0.86)       9.91        (2.54)      159,564      0.75
   January 31, 1999      10.63       0.61      (0.61)        --             0.14       10.77         7.25       168,545      0.75
   January 31, 1998      10.37       0.62      (0.62)        --             0.26       10.63         8.82       161,742      0.75
   January 31, 1997      10.79       0.62      (0.62)        --            (0.42)      10.37         2.06       134,645      0.75

RETAIL CLASS A:
For the years ended
   January 31, 2001     $ 9.93       0.57      (0.57)        --             0.51      $10.44        11.17%     $    958      1.00%
   January 31, 2000***   10.79       0.56      (0.57)        --            (0.85)       9.93        (2.78)        1,198      1.00
   January 31, 1999      10.66       0.58      (0.59)        --             0.14       10.79         6.91         1,743      1.00
   January 31, 1998      10.40       0.60      (0.60)        --             0.26       10.66         8.60         2,776      1.00
   January 31, 1997      10.82       0.60      (0.60)        --            (0.42)      10.40         1.80         2,730      1.00

SHORT TERM
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001     $ 9.78       0.55      (0.55)        --             0.23      $10.01         8.25%     $ 25,303      0.75%
   January 31, 2000***   10.02       0.54      (0.54)        --            (0.24)       9.78         3.02        31,879      0.75
   January 31, 1999      10.05       0.55      (0.55)        --            (0.03)      10.02         5.33        37,951      0.75
   January 31, 1998      10.01       0.57      (0.57)        --             0.04       10.05         6.25        50,853      0.75
   January 31, 1997      10.18       0.60      (0.60)        --            (0.17)      10.01         4.40        65,328      0.75

RETAIL CLASS A:
For the years ended
   January 31, 2001     $ 9.77       0.53      (0.53)        --             0.21      $ 9.98        17.78%     $    141      1.00%
   January 31, 2000***   10.00       0.51      (0.51)        --            (0.23)       9.77         2.87           159      1.00
   January 31, 1999      10.04       0.52      (0.52)        --            (0.04)      10.00         4.94           148      1.00
   January 31, 1998      10.00       0.55      (0.55)        --             0.04       10.04         6.04           204      1.00
   January 31, 1997      10.18       0.57      (0.58)        --            (0.17)      10.00         4.04           443      1.00


                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------
INTERMEDIATE TERM
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001            0.94%       5.86%      5.67%        4.00%
   January 31, 2000***         0.93        5.75       5.57        21.46
   January 31, 1999            0.91        5.72       5.55        28.03
   January 31, 1998            0.87        5.99       5.87        20.91
   January 31, 1997            0.95        6.02       5.82        21.23

RETAIL CLASS A:
For the years ended
   January 31, 2001            1.19%       5.60%      5.41%        4.00%
   January 31, 2000***         1.18        5.49       5.31        21.46
   January 31, 1999            1.15        5.48       5.34        28.03
   January 31, 1998            1.11        5.75       5.64        20.91
   January 31, 1997            1.18        5.76       5.58        21.23
SHORT TERM
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001            1.09%       5.61%      5.27%       24.11%
   January 31, 2000***         1.07        5.41       5.09        57.49
   January 31, 1999            1.01        5.50       5.24        26.51
   January 31, 1998            0.95        5.68       5.48        48.90
   January 31, 1997            0.96        6.00       5.79        40.80

RETAIL CLASS A:
For the years ended
   January 31, 2001            1.34%       5.36%      5.02%       24.11%
   January 31, 2000***         1.32        5.16       4.84        57.49
   January 31, 1999            1.25        5.25       5.00        26.51
   January 31, 1998            1.18        5.43       5.25        48.90
   January 31, 1997            1.20        5.74       5.54        40.80


*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*** PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
+   RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
++ INCLUDES A BOOK DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $0.02 PER SHARE.
(1) COMMENCED OPERATIONS ON MAY 8, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Periods or Years


                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND     NET                    NET        RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED   ASSET VALUE,           ASSETS,END  OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT     CAPITAL    GAINS (LOSSES)     END        TOTAL     OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS     ON INVESTMENTS  OF PERIOD   RETURN+      (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------  -------   ----------  -----------
IDAHO MUNICIPAL
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001     $ 9.82      0.47     (0.48)++       (0.02)          0.77       $10.56        12.96%   $19,911       0.75%
   January 31, 2000***   10.91      0.47     (0.47)         (0.08)         (1.01)        9.82        (5.11)    21,396       0.75
   January 31, 1999      10.82      0.47     (0.47)         (0.05)          0.14        10.91         5.76     26,961       0.75
   January 31, 1998      10.41      0.47     (0.47)         (0.04)          0.45        10.82         9.06     26,093       0.75
   January 31, 1997      10.80      0.46     (0.46)         (0.06)         (0.33)       10.41         1.31     27,487       0.75
RETAIL CLASS A:
For the years ended
   January 31, 2001     $ 9.85      0.44     (0.45)++       (0.02)          0.76       $10.58        12.54%   $ 7,288       1.00%
   January 31, 2000***   10.93      0.44     (0.45)         (0.08)         (0.99)        9.85        (5.24)     8,790       1.00
   January 31, 1999      10.85      0.45     (0.45)         (0.05)          0.13        10.93         5.43     11,695       1.00
   January 31, 1998      10.44      0.45     (0.45)         (0.04)          0.45        10.85         8.84      9,281       1.00
   January 31, 1997      10.83      0.44     (0.44)         (0.06)         (0.33)       10.44         1.05      5,475       1.00
RETAIL CLASS B:
For the years ended
   January 31, 2001     $ 9.86      0.37     (0.39)++       (0.02)          0.77       $10.59        11.81%   $ 1,333       1.65%
   January 31, 2000***   10.94      0.37     (0.37)         (0.08)         (1.00)        9.86        (5.87)     1,903       1.65
For the period ended
   January 31, 1999(1)** 10.69      0.27     (0.27)         (0.05)          0.30        10.94         5.37*     1,346       1.75


                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------

IDAHO MUNICIPAL
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001            1.15%       4.63%       4.23%       1.65%
   January 31, 2000***         1.05        4.51        4.21       16.35
   January 31, 1999            1.07        4.35        4.03       12.90
   January 31, 1998            1.10        4.47        4.12       17.64
   January 31, 1997            1.24        4.40        3.91       29.13
RETAIL CLASS A:
For the years ended
   January 31, 2001            1.40%       4.37%       3.98%       1.65%
   January 31, 2000***         1.30        4.26        3.96       16.35
   January 31, 1999            1.32        4.10        3.78       12.90
   January 31, 1998            1.37        4.22        3.85       17.64
   January 31, 1997            1.47        4.15        3.68       29.13
RETAIL CLASS B:
For the years ended
   January 31, 2001            2.05%       3.71%       3.33%       1.65%
   January 31, 2000***         2.05        3.64        3.24       16.35
For the period ended
   January 31, 1999(1)**       2.07        3.32        3.00       12.90


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                                               THE ACHIEVEMENT FUNDS


------------------------------------------------------------------------------------------------------------------------------------
                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND     NET                    NET        RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED   ASSET VALUE,           ASSETS,END  OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT     CAPITAL     GAINS (LOSSES)    END        TOTAL    OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS     ON INVESTMENTS  OF PERIOD    RETURN+     (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------   -------  ----------  -----------
MUNICIPAL
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001       $ 9.20    0.49      (0.49)          --             0.71       $ 9.91      13.37%     $60,544      0.75%
   January 31, 2000***     10.30    0.49      (0.49)        (0.02)          (1.08)        9.20      (5.94)      63,982      0.75
   January 31, 1999        10.38    0.49      (0.49)        (0.18)           0.10        10.30       5.88       68,239      0.75
   January 31, 1998        10.02    0.48      (0.48)        (0.12)           0.48        10.38       9.90       63,028      0.75
For the period ended
   January 31, 1997(2)**   10.00    0.12      (0.12)           --            0.02        10.02       1.34*      53,067      0.75
RETAIL CLASS A:
For the years ended
   January 31, 2001       $ 9.20    0.47      (0.47)           --            0.71       $ 9.91      13.08%     $ 3,580      1.00%
   January 31, 2000***     10.29    0.46      (0.47)        (0.02)          (1.06)        9.20      (6.10)       4,814      1.00
   January 31, 1999        10.38    0.47      (0.47)        (0.18)           0.09        10.29       5.48        7,226      1.00
   January 31, 1998        10.01    0.46      (0.46)        (0.12)           0.49        10.38       9.78        9,943      1.00
For the period ended
   January 31, 1997(3)**   10.01    0.15      (0.15)           --              --        10.01       1.48*       4,895      1.00
RETAIL CLASS B:
For the years ended
   January 31, 2001       $ 9.20    0.41      (0.41)           --            0.71       $ 9.91      12.39%     $ 2,038      1.65%
   January 31, 2000***     10.30    0.40      (0.40)        (0.02)          (1.08)        9.20      (6.81)       2,759      1.65
For the period ended
   January 31, 1999(1)**   10.27    0.30      (0.30)        (0.18)           0.21        10.30       4.87*       2,235      1.75


                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------

MUNICIPAL
BOND FUND
===================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2001            0.94%       5.14%       4.95%       5.11%
   January 31, 2000***         0.93        4.97        4.79       15.96
   January 31, 1999            0.95        4.79        4.59       46.00
   January 31, 1998            1.05        4.72        4.42       93.18
For the period ended
   January 31, 1997(2)**       1.07        4.58        4.26       19.21
RETAIL CLASS A:
For the years ended
   January 31, 2001            1.19%       4.89%       4.70%       5.11%
   January 31, 2000***         1.18        4.69        4.51       15.96
   January 31, 1999            1.19        4.53        4.34       46.00
   January 31, 1998            1.32        4.48        4.16       93.18
For the period ended
   January 31, 1997(3)**       1.29        4.35        4.06       19.21
RETAIL CLASS B:
For the years ended
   January 31, 2001            1.84%       4.24%       4.05%       5.11%
   January 31, 2000***         1.93        4.08        3.80       15.96
For the period ended
   January 31, 1999(1)**       1.98        3.84        3.61       46.00

*    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**   RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
***  PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
+    RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
++ INCLUDES A BOOK DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $0.01 PER SHARE.
(1)  COMMENCED OPERATIONS ON MAY 8, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
(3)  COMMENCED OPERATIONS ON NOVEMBER 4, 1996.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2001
Notes to Financial Statements

 1. ORGANIZATION
================================================================================
     The Achievement Funds Trust (the "Trust") was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and further amended on December 1, 1994.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of a series of six funds (the "Funds") which includes the Equity Fund and the Balanced Fund (the "Stock Funds") and the Intermediate Term Bond Fund, the Short Term Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund (the "Bond Funds"). The Funds' prospectuses provide a description of each Fund's investment objective, policies and strategies. The Trust is registered to offer three classes of shares, Institutional, Retail Class A and Retail Class B. As of January 31, 2001, the Intermediate Term Bond Fund and the Short Term Bond Fund do not offer Retail Class B Shares. The Trust's Declaration of Trust permits the Board of Trustees to create additional funds in the future. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================
     The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. For the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion of the purchase discounts during the respective holding period, which is calculated using the effective interest method. For the Idaho Municipal Bond Fund and the Municipal Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

                                                           THE ACHIEVEMENT FUNDS

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid on a quarterly basis for the Equity Fund. The Balanced Fund declares and pays its dividend on a monthly basis. The Bond Funds declare dividends on a daily basis and pay them on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Income distributions and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified for book purposes. This reclassification has no effect on net assets or net assets per share.

     Accordingly, the following permanent differences have been reclassified to /from the following accounts during the period ended January 31, 2001.

                             ACCUMULATED       ACCUMULATED
                            NET INVESTMENT     REALIZED GAIN     PAID-IN-CAPITAL
          FUND               INCOME (000)         (000)              (000)
          -------------     --------------     --------------   ----------------
          Equity Fund            $223             $(15,082)          $14,859
          Balanced Fund           316              (14,774)           14,458

FEDERAL INCOME TAXES -- It is the Trust's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

     In order to fulfill redemption requests, the Equity Fund and Balanced Fund transferred appreciated securities in the amounts of $32,154,738 and $52,353,510, respectively, during the year. For purposes of accounting principles generally accepted in the United States of America, these transactions are treated as a sale of securities and a gain is recognized based on the market value of the securities on the date of the in-kind transfer. For tax purposes, the securities transferred in-kind keep their original cost basis and no gains are recognized. The result is a permanent difference of $15,081,596 and $14,457,799, respectively, related to the gains recognized on the books, but not for tax purposes.
                                                                     (CONTINUED)

JANUARY 31, 2001
Notes to Financial Statements

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
================================================================================
     Pursuant to an investment advisory agreement dated December 27, 1994, as amended, investment advisory services are provided to the Funds by First Security Investment Management, Inc. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of each of the Stock Funds and 0.60% of the average daily net assets of each of the Bond Funds. Such fee is computed daily and paid monthly. During the year ended January 31, 2001, the Adviser voluntarily waived a portion of its fees in order to limit operating expenses.

     The Trust and First Union National Bank (the "Custodian") are parties to a custodial agreement dated December 27, 1994, under which the Custodian holds cash, securities and other assets of the Trust, as required by the Investment Company Act of 1940. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
================================================================================
     Pursuant to an administrative agreement dated December 27, 1994, SEI Investments Mutual Funds Services ("SIMFS") acts as the Trust's Administrator. Under the terms of such an agreement, SIMFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund and the Municipal Bond Fund. The Administrator is entitled to a fee from the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the year ended January 31, 2001 for the Idaho Municipal Bond Fund in order to limit operating expenses.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

     Pursuant to an agreement dated December 27, 1994, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated December 27, 1994. The Distributor receives no fee for its services in connection with distribution of the Institutional shares. The Trust has adopted a Distribution Plan (the "Class A Plan") on behalf of the Retail Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment by the Trust to the Distributor of up to 0.25% of the average daily net assets of the Retail Class A

                                                           THE ACHIEVEMENT FUNDS


shares. The Retail Class B shares have adopted a Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940.The Class B Plan provides for payment to the Distributor of a distribution fee of up to 0.75% of the average daily net assets of the Class B shares and a shareholder servicing fee up to 0.25% of the average daily net assets of the Class B shares. The Distributor has elected to collect a distribution fee for the Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund of 0.65% per annum, but reserves the right to collect the full distribution fee payable under the Class B Plan at any time.

     A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Retail Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail Class B shares until the redemption of such shares.

               YEARS SINCE                          CONTINGENT DEFERRED
              PURCHASE MADE                             SALES CHARGE
              ---------------------------------------------------------
                  First ........................               5%
                  Second .......................               4%
                  Third ........................               4%
                  Fourth .......................               3%
                  Fifth ........................               2%
                  Sixth ........................               1%
                  Seventh and Following ........             None

5. INVESTMENT TRANSACTIONS
============================================================================
     The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended January 31, 2001, are presented as follows (in thousands):


                                                                                             IDAHO
                                                          INTERMEDIATE        SHORT        MUNICIPAL     MUNICIPAL
                                EQUITY        BALANCED      TERM BOND       TERM BOND        BOND          BOND
                                 FUND           FUND          FUND            FUND           FUND          FUND
                               =======        ========    ============      =========      =========     =========
Purchases
   U.S. Government
     Securities                $    --         $ 7,371        $ 6,036        $ 3,009         $  --       $    --
   Other                        85,720          44,294             --          3,024           500         3,433
Sales
   U.S. Government
     Securities                     --          17,762         14,314          2,968            --            --
   Other                       140,738         111,474         21,018         13,000         7,277        13,940

                                                                     (CONTINUED)

JANUARY 31, 2001
Notes to Financial Statements

     On January 31, 2001 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at January 31, 2001 for each Fund is as follows (in thousands):


                                                                                             IDAHO
                                                          INTERMEDIATE        SHORT        MUNICIPAL     MUNICIPAL
                               EQUITY         BALANCED      TERM BOND       TERM BOND        BOND          BOND
                                FUND            FUND          FUND            FUND           FUND          FUND
                              ========        ========    ============      =========      =========     =========
Aggregate gross
  unrealized gain               70,478          29,971          2,817            230           711          890
Aggregate gross
  unrealized loss              (18,660)         (8,325)          (877)           (80)         (294)      (1,618)
                              --------         -------       --------        -------        ------       ------
Net unrealized
   gain (loss)                $ 51,818         $21,646       $  1,940        $   150        $  417       $ (728)
                              ========         =======       ========        =======        ======       ======
-------------------------------------------------------------------------------------------------------------------

     At January 31, 2001, the Intermediate Term Bond Fund, Short Term Bond Fund and the Municpal Bond Fund had capital loss carryforwards for federal tax purposes. The losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Such capital loss carryforwards will expire as listed below:

                                                      INTERMEDIATE            SHORT             MUNICIPAL
                                                        TERM BOND           TERM BOND             BOND
                                                          FUND                FUND                FUND
                                                     ===============      ============        ============
            Carryforwards to Expire in 2004            $  937,376          $2,034,615          $     --
            Carryforwards to Expire in 2005               519,195               8,234                --
            Carryforwards to Expire in 2006               468,346             226,204                --
            Carryforwards to Expire in 2007                    --              95,977                --
            Carryforwards to Expire in 2008               343,663              95,212           113,010
            Carryforwards to Expire in 2009             1,007,919             106,433           471,820

                                                           THE ACHIEVEMENT FUNDS

6. CONCENTRATION OF CREDIT RISK
================================================================================
     The Idaho Municipal Bond Fund and the Municipal Bond fund invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Idaho Municipal Bond Fund invests primarily in obligations of municipalities located in Idaho. The Idaho Municipal Bond Fund and the Municipal Bond fund invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At January 31, 2001, the percentage of total value of investments by each revenue source was as follows:

                                      IDAHO
                                    MUNICIPAL                   MUNICIPAL
                                    BOND FUND                   BOND FUND
                                    =========                   =========
Cash Equivalents                        2%                          1%
Education Bonds                        14%                         10%
General Obligations                    39%                          7%
Hospital Bonds                         10%                         19%
Housing Bonds                           9%                         23%
Public Facility Bonds                   7%                          3%
Other Revenue Bonds                     6%                         23%
Transportation Bonds                    8%                          3%
Utility Bonds                           5%                         11%
                                     -----                       -----
                                      100%                        100%
                                     =====                       =====

     Many municipalities insure their obligations with insurance underwritten by insurance companies that undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At January 31, 2001, 78% and 54% of the total value of the Idaho Municipal Bond Fund and the Municipal Bond fund, respectively, were insured or had credit enhancements.

                                                                    (CONTINUED)

JANUARY 31, 2001
Notes to Financial Statements

7. LINE OF CREDIT
================================================================================
     Pursuant to a credit agreement dated October 9, 1997, as amended, Morgan Guaranty Trust Company of New York provides revolving credit loans to the Funds for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Funds. The aggregate principal amount over all Funds in the Trust may not exceed $20,000,000. The aggregate amount of all loans outstanding to an individual Fund shall not exceed 5% of the total net assets of that Fund. Throughout the year ended January 31, 2001, there were no borrowings outstanding under this agreement.

8. SUBSEQUENT EVENT -- AGREEMENT AND PLAN OF REORGANIZATION
================================================================================
     As of February 26, 2001, the Funds completed a merger with the Wells Fargo Funds whereby the assets and liabilities of each Achievement Fund were transferred to a corresponding Wells Fargo Fund in exchange for shares of the same class of the Corresponding Wells Fargo Fund. Please see "Shareholder Voting Results" on page 37 for additional information.


                                                                     (CONCLUDED)

JANUARY 31, 2001                                           THE ACHIEVEMENT FUNDS
Shareholder Voting Results (unaudited)

AGREEMENT AND PLAN OF REORGANIZATION
================================================================================
     At a shareholder meeting held on February 8, 2001, the shareholders of the Achievement Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Idaho Municipal Bond Fund and Municipal Bond Fund voted: (1) to approve an Agreement and Plan of Reorganization providing for the transfer of assets and liabilities of each Achievement Fund to a corresponding Wells Fargo Fund in exchange for shares of the same class of the corresponding Wells Fargo Fund, having equal value, which will be distributed proportionately to the shareholders of the Achievement Fund. As of February 26, 2001, the Funds completed their merger with the appropriate Wells Fargo Funds. The results of the voting were as follows:

Proposal 1                   To approve an Agreement and Plan of Reorganization.

                                 Shares         % of Shares        % of Shares
Portfolio                         Voted            Voted           Outstanding
--------------------------------------------------------------------------------
Equity Fund
   For                      15,723,765.00          99.67%            94.62%
   Against                      44,229.00           0.28%             0.26%
   Abstain                       7,170.00           0.04%             0.04%

Balanced Fund
   For                      14,196,625.00          99.87%            98.12%
   Against                       9,815.00           0.06%             0.06%
   Abstain                       7,539.00           0.05%             0.05%

Intermediate Bond Fund
   For                      14,255,747.00          99.89%            96.82%
   Against                       9,443.00           0.06%             0.06%
   Abstain                       5,555.00           0.03%             0.03%

Short Term Bond Fund
   For                       2,805,036.00          99.88%            96.79%
   Against                           0.00           0.00%             0.00%
   Abstain                       3,283.00           0.11%             0.11%

Idaho Muncipal Bond Fund
   For                       2,239,536.00          99.38%            74.95%
   Against                      11,750.00           0.52%             0.39%
   Abstain                       2,164.00           0.09%             0.07%

Muncipal Bond Fund
   For                       6,395,661.00          98.84%            90.28%
   Against                      72,400.00           1.11%             1.02%
   Abstain                       2,297.00           0.03%             0.03%

Notice to Shareholders (unaudited)

         For shareholders that do not have a January 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 2001 tax year-end, please consult your tax adviser as to the pertinence of this notice.

         For the fiscal year ended January 31, 2001, each fund is designating the following items with regard to distributions paid during the year.


                                  LONG-TERM        ORDINARY         TAX EXEMPT
                                CAPITAL GAIN        INCOME            INCOME                          QUALIFYING
            FUND                DISTRIBUTION     DISTRIBUTION      DISTRIBUTION         TOTAL        DIVIDENDS(1)
---------------------------     ------------    -------------      ------------       ---------     --------------
Equity Fund                       89.84%            10.16%             0.00%             100%            0.00%
Balanced Fund                     63.14%            36.86%             0.00%             100%           23.95%
Intermediate Term Bond Fund        0.00%           100.00%             0.00%             100%            0.00%
Short Term Bond Fund               0.00%           100.00%             0.00%             100%            0.00%
Idaho Municipal Bond Fund          4.56%             0.03%            95.41%             100%            0.00%
Municipal Bond Fund                0.00%             0.22%            99.78%             100%            0.00%

         For the period ended February 23, 2001, each Fund designated long term capital gains and exempt income with regards to distributions paid during the period of February 1, 2001 through February 23, 2001 as follows:


                                  LONG-TERM        ORDINARY         TAX EXEMPT
                                CAPITAL GAIN        INCOME            INCOME                          QUALIFYING
            FUND                DISTRIBUTION     DISTRIBUTION      DISTRIBUTION         TOTAL        DIVIDENDS(1)
---------------------------     ------------     ------------      ------------       ---------     --------------
Equity Fund                       99.19%             0.81%             0.00%             100%          100.00%
Balanced Fund                     76.19%            23.81%             0.00%             100%           32.52%
Intermediate Term Bond Fund        0.00%           100.00%             0.00%             100%            0.00%
Short Term Bond Fund               0.00%           100.00%             0.00%             100%            0.00%
Idaho Municipal Bond Fund         38.93%             0.00%            61.07%             100%            0.00%
Municipal Bond Fund                0.00%             0.00%           100.00%             100%            0.00%

[FN]
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

None of the Funds qualify in California, Connecticut, or New York to pass through exempt interest dividends from U.S. government obligations.
None of the Funds qualify for Foreign Tax Credit.

                                      Notes

                                      Notes

                                                BOARD OF TRUSTEES

                                                George L. Denton, Jr.

                                                James H. Gardner

                                                August Glissmeyer, Jr.

                                                Blaine Huntsman

                                                Robert G. Love

                                                Carl S. Minden

                                                Frederick A. Moreton, Jr.

                                                Kent Murdock

                                                John L. Rudisill

The
Achievement
Funds

INVESTMENT ADVISER
First Security Investment Management, Inc.
Salt Lake City, UT 84111

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Ballard Spahr Andrews & Ingersoll, LLP
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
New York, NY 10281

CUSTODIAN
First Union National Bank
Philadelphia, PA 19101

SHARES OF ANY OF THE ACHIEVEMENT FUNDS ARE:

o not obligations or deposits of, or guaranteed by First Security Corporation or any of its banks or non-bank subsidiaries;
o not federally insured by the FDIC, the Federal Reserve Board or any other government agency;
o  subject to investment risk, including the possible loss of principal.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.



                           [Achievement Logo Omitted]

                                  ACH-F-014-07